United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/18

Date of Reporting Period: Six months ended 06/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2018
Share Class	Primary	Service

Federated Managed Tail Risk Fund II

A Portfolio of Federated Insurance Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2018 through June 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	30.1%
U.S. Treasury Securities	5.2%
International Equity Securities	4.7%
Domestic Fixed-Income Securities	1.2%
Non-Agency Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.2%
International Fixed-Income Securities	0.1%
Federated International Leaders Fund, Class R6 Shares	8.1%
Federated International Strategic Value Dividend Fund, Institutional Shares	8.1%
Federated Absolute Return Fund, Institutional Shares	7.3%
Federated Project and Trade Finance Core Fund	6.3%
Federated Prudent Bear Fund, Institutional Shares	4.0%
Federated Kaufmann Large Cap Fund, Class R6 Shares	3.5%
Federated Intermediate Corporate Bond Fund, Institutional Shares	3.4%
Federated Mortgage Core Portfolio	1.7%
High Yield Bond Portfolio	0.5%
Emerging Markets Core Fund	0.3%
Federated Bank Loan Core Fund	0.3%
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares[2]	0.0%
Other Security Types[3]	7.1%
Cash Equivalents[4]	8.0%
Derivative Contracts[2,5]	0.0%
Other Assets and Liabilities—Net[6]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.
2	Represents less than 0.1%.
3	Other Security Types consist of exchange-traded funds.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2018 (unaudited)
Shares or Principal Amount			Value
		INVESTMENT COMPANIES—79.1%
72,147		Emerging Markets Core Fund	$679,627
1,436,615		Federated Absolute Return Fund, Institutional Shares	13,259,954
63,503		Federated Bank Loan Core Fund	636,934
757,281		Federated Clover Small Value Fund, Institutional Shares	19,901,354
888,034		Federated Equity Income Fund, Inc., Institutional Shares	22,263,016
685,240		Federated Intermediate Corporate Bond Fund, Institutional Shares	6,105,492
409,086		Federated International Leaders Fund, Class R6 Shares	14,616,649
4,296,243		Federated International Strategic Value Dividend Fund, Institutional Shares	14,736,114
241,774		Federated Kaufmann Large Cap Fund, Class R6 Shares	6,278,880
323,860		Federated Mortgage Core Portfolio	3,099,335
1,254,960		Federated Project and Trade Finance Core Fund	11,395,037
490,769		Federated Prudent Bear Fund, Institutional Shares	7,214,300
3,901,029		Federated Strategic Value Dividend Fund, Institutional Shares	22,508,936
1,000		Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	10,575
153,675		High Yield Bond Portfolio	952,787
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $154,898,232)	143,658,990
		CORPORATE BONDS—1.2%
$25,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	25,635
150,000		American Honda Finance Corp., Series MTN, 2.25%, 8/15/2019	149,165
60,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	60,650
75,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	75,612
100,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	95,470
20,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	19,951
50,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.987%, (3-month USLIBOR +0.650%) 10/01/2021	50,193
50,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	48,996
100,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	97,214
100,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	98,687
22,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	22,171
30,000		Chubb INA Holdings, Inc., 3.35%, 05/03/2026	29,124
30,000		Comerica, Inc., 3.8%, 7/22/2026	29,284
50,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	52,438
50,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.05%, 3/15/2025	48,326
40,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	40,629
70,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.95%, 02/15/2027	69,385
70,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	67,186
70,000		Exelon Corp., Sr. Unsecd. Note, 3.4%, 04/15/2026	66,574
50,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	51,207
20,000		Indiana Michigan Power Co., Series K, 4.55%, 03/15/2046	20,786
40,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	39,347
40,000		Liberty Mutual Group, Inc., Series 144A, 4.85%, 8/01/2044	40,220
70,000		Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/01/2025	68,569
40,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	39,908
50,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 04/20/2046	51,435
70,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.2%, 04/01/2026	67,668
25,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	24,882
40,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 03/15/2026	38,102
35,000		ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 07/13/2047	34,180
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
$100,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	$95,818
10,000		Stryker Corp., Sr. Unsecd. Note, 3.5%, 03/15/2026	9,722
60,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.9%, 03/03/2021	59,299
20,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	19,762
25,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	25,563
20,000		Total System Services, Inc., Sr. Unsecd. Note, 4.8%, 04/01/2026	20,528
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	25,840
125,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	133,352
30,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	29,046
50,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.589%, (3-month USLIBOR +1.230%) 10/31/2023	51,043
90,000		Williams Partners LP, 4.9%, 1/15/2045	86,224
35,000		Worthington Industries, Inc., Sr Unsecd. Note, 4.3%, 08/01/2032	33,084
55,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 04/15/2026	55,465
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,084,278)	2,267,740
		ASSET-BACKED SECURITIES—0.2%
150,000	[1]	American Express Credit Account Master Trust 2014-1, Class A, 2.443%, (1-month USLIBOR +0.370%) 12/15/2021	150,393
90,000	[1]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 3.441%, (1-month USLIBOR +1.350%) 09/27/2021	90,221
42,000		PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	41,425
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $281,999)	282,039
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
60,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.17%, 7/15/2049	57,931
85,000		Bank 2017-BNK8, Class A4, 3.488%, 11/15/2050	83,325
95,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	88,355
50,000		Commercial Mortgage Trust 2015-DC1 Class AM, 3.724%, 2/10/2048	49,590
150,000		Federal Home Loan Mortgage Corp., 2.566%, 9/25/2020	149,442
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.1413%, 12/15/2049	95,836
105,000		WF-RBS Commercial Mortgage Trust 2014-C25 Class B, 4.236%, 11/15/2047	105,396
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $664,339)	629,875
		EXCHANGE-TRADED FUNDS—7.1%
45,540		iShares Dow Jones U.S. Real Estate Index Fund	3,669,613
85,561		iShares MSCI Emerging Market	3,707,358
310,619	[2]	Invesco DB Commodity Index Tracking Fund	5,491,744
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $14,344,489)	12,868,715
		U.S. TREASURY—5.2%
$444,681		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	430,673
51,889		U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	51,797
51,806		U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	53,267
537,767		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	599,371
1,458,864		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,593,568
1,158,672		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	1,268,972
777,465		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	861,664
324,131		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	320,648
359,377		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	353,738
193,693		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	190,296
674,709		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	660,678
645,882		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	639,816
105,638		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	103,719
Semi-Annual Shareholder Report
3

Shares or Principal Amount		Value
	U.S. TREASURY—continued
$233,341	U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/2027	$226,590
201,708	U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2023	201,334
343,565	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	342,964
68,529	U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	68,127
1,306,061	U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	1,327,000
5,000	United States Treasury Bond, 2.750%, 11/15/2047	4,760
1,000	United States Treasury Bond, 3.000%, 11/15/2044	1,001
15,000	United States Treasury Bond, 3.000%, 2/15/2048	15,015
50,000	United States Treasury Note, 2.250%, 11/15/2027	47,481
40,000	United States Treasury Note, 2.875%, 5/31/2025	40,131
	TOTAL U.S. TREASURY (IDENTIFIED COST $9,637,853)	9,402,610
	REPURCHASE AGREEMENT—6.9%
12,527,000	Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (IDENTIFIED COST $12,527,000)	12,527,000
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $194,438,190)[3]	181,636,969
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(76,779)
	TOTAL NET ASSETS—100%	$181,560,190
At June 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[2]United States Treasury Long Bond Long Futures	8	$1,160,000	September 2018	$24,982
[2]United States Treasury Ultra Bond Long Futures	6	$957,375	September 2018	$30,377
[2]United States Treasury Notes 2-Year Long Futures	3	$635,484	September 2018	$367
[2]United States Treasury Notes 5-Year Long Futures	1	$113,617	September 2018	$544
[2]United States Treasury Notes 10-Year Short Futures	11	$1,322,062	September 2018	$(10,342)
[2]United States Treasury Ultra 10-Year Short Futures	5	$641,172	September 2018	$(5,984)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$39,944
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
4

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and/or Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Affiliates	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Emerging Markets Core Fund	71,406	6,741	(6,000)	72,147	$679,627	$(51,243)	$(809)	$19,373
Federated Absolute Return Fund, Institutional Shares	1,561,176	—	(124,561)	1,436,615	$13,259,954	$(1,038,388)	$(52,194)	$—
Federated Bank Loan Core Fund	71,954	1,569	(10,020)	63,503	$636,934	$(2,343)	$(756)	$19,291
Federated Clover Small Value Fund, Institutional Shares	817,546	109,065	(169,330)	757,281	$19,901,354	$(128,014)	$493,169	$—
Federated Equity Income Fund, Inc., Institutional Shares	826,451	77,251	(15,668)	888,034	$22,263,016	$(247,536)	$30,741	$200,595
Federated Intermediate Corporate Bond Fund, Institutional Shares	704,213	11,061	(30,034)	685,240	$6,105,492	$(182,020)	$(9,389)	$100,229
Federated International Leaders Fund, Class R6 Shares	401,179	7,907	—	409,086	$14,616,649	$(655,417)	$—	$—
Federated International Strategic Value Dividend Fund, Institutional Shares	3,816,293	600,398	(120,448)	4,296,243	$14,736,114	$(1,386,338)	$(14,087)	$399,115
Federated Kaufmann Large Cap Fund, Class R6 Shares	602,953	—	(361,179)	241,774	$6,278,880	$(1,120,172)	$2,212,012	$—
Federated Mortgage Core Portfolio	316,796	51,041	(43,977)	323,860	$3,099,335	$(73,207)	$(1,233)	$48,129
Federated Project and Trade Finance Core Fund	1,232,320	22,640	—	1,254,960	$11,395,037	$408	$—	$248,446
Federated Prudent Bear Fund, Institutional Shares	488,874	23,145	(21,250)	490,769	$7,214,300	$(585,149)	$1,912	$—
Federated Strategic Value Dividend Fund, Institutional Shares	3,394,487	506,542	—	3,901,029	$22,508,936	$(1,363,653)	$—	$446,496
Federated U.S. Gov't Securities Fund: 2-5 Years, Institutional Shares	992	8	—	1,000	$10,575	$(179)	$—	$90
High Yield Bond Portfolio	200,581	4,211	(51,117)	153,675	$952,787	$(18,160)	$(12,008)	$31,603
TOTAL OF AFFILIATED TRANSACTIONS	14,507,221	1,421,579	(953,584)	14,975,216	$143,658,990	$(6,851,411)	$2,647,358	$1,513,367
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	The cost of investments for federal tax purposes amounts to $194,634,496.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Investment Companies[1]	$126,895,270	$—	$—	$143,658,990
Debt Securities:
Corporate Bonds	—	2,267,740	—	2,267,740
Asset-Backed Securities	—	282,039	—	282,039
Commercial Mortgage-Backed Securities	—	629,875	—	629,875
U.S. Treasuries	—	9,402,610	—	9,402,610
Exchange-Traded Funds	12,868,715	—	—	12,868,715
Repurchase Agreement	—	12,527,000	—	12,527,000
TOTAL SECURITIES	$139,763,985	$25,109,264	$—	$181,636,969
Other Financial Instruments[2]
Assets	$56,270	$—	$—	$56,270
Liabilities	(16,326)	—	—	(16,326)
TOTAL OTHER FINANCIAL INSTRUMENTS	$39,944	$—	$—	$39,944
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $16,763,720 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$5.25	$4.81	$5.11	$5.55	$7.06	$6.25
Income From Investment Operations:
Net investment income (loss)	0.05[1]	0.08[1]	0.08[1]	0.08	0.08[1]	0.11[1]
Net realized and unrealized gain (loss)	(0.14)	0.44	(0.29)	(0.42)	(0.13)	0.91
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.52	(0.21)	(0.34)	(0.05)	1.02
Less Distributions:
Distributions from net investment income	(0.13)	(0.08)	(0.09)	(0.09)	(0.12)	(0.07)
Distributions from net realized gain	—	—	—	(0.01)	(1.34)	(0.14)
TOTAL DISTRIBUTIONS	(0.13)	(0.08)	(0.09)	(0.10)	(1.46)	(0.21)
Net Asset Value, End of Period	$5.03	$5.25	$4.81	$5.11	$5.55	$7.06
Total Return[2]	(1.77)%	10.95%	(4.20)%	(6.29)%	(0.97)%	16.45%
Ratios to Average Net Assets:
Net expenses	0.32%[3]	0.30%	0.28%	0.28%	0.30%	0.50%
Net investment income	1.70%[3]	1.65%	1.57%	1.54%	1.41%	1.62%
Expense waiver/reimbursement[4]	0.69%[3]	0.67%	0.69%	0.67%	0.61%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,550	$137,245	$133,556	$141,823	$153,165	$169,658
Portfolio turnover	8%	18%	21%	49%	39%	137%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$5.24	$4.80	$5.10	$5.54	$7.07	$6.26
Income From Investment Operations:
Net investment income (loss)	0.04[1]	0.07[1]	0.06[1]	0.07	0.08[1]	0.14[1]
Net realized and unrealized gain (loss)	(0.15)	0.44	(0.29)	(0.42)	(0.16)	0.86
TOTAL FROM INVESTMENT OPERATIONS	(0.11)	0.51	(0.23)	(0.35)	(0.08)	1.00
Less Distributions:
Distributions from net investment income	(0.11)	(0.07)	(0.07)	(0.08)	(0.11)	(0.05)
Distributions from net realized gain	—	—	—	(0.01)	(1.34)	(0.14)
TOTAL DISTRIBUTIONS	(0.11)	(0.07)	(0.07)	(0.09)	(1.45)	(0.19)
Net Asset Value, End of Period	$5.02	$5.24	$4.80	$5.10	$5.54	$7.07
Total Return[2]	(2.04)%	10.67%	(4.48)%	(6.43)%	(1.33)%	16.11%
Ratios to Average Net Assets:
Net expenses	0.57%[3]	0.54%	0.53%	0.53%	0.54%	0.75%
Net investment income	1.45%[3]	1.36%	1.32%	1.29%	1.46%	2.01%
Expense waiver/reimbursement[4]	0.69%[3]	0.67%	0.69%	0.67%	0.63%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,010	$57,094	$63,317	$69,876	$67,434	$10,101
Portfolio turnover	8%	18%	21%	49%	39%	137%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $143,658,990 of investment in affiliated holdings (identified cost $194,438,190)		$181,636,969
Cash		385
Restricted cash (Note 2)		27,816
Income receivable		112,281
Income receivable from affiliated holdings		80,486
Receivable for investments sold		229,455
Receivable for shares sold		17,565
TOTAL ASSETS		182,104,957
Liabilities:
Payable for investments purchased	$347,657
Payable for shares redeemed	94,042
Payable for investment adviser fee (Note 5)	731
Payable for administrative fees (Note 5)	796
Payable for custodian fees	5,703
Payable for transfer agent fee	3,921
Payable for Directors'/Trustees' fees (Note 5)	602
Payable for auditing fees	10,516
Payable for legal fees	1,544
Payable for portfolio accounting fees	24,036
Payable for distribution services fee (Note 5)	10,816
Payable for printing and postage	15,745
Payable for insurance premiums	1,390
Accrued expenses (Note 5)	27,268
TOTAL LIABILITIES		544,767
Net assets for 36,130,192 shares outstanding		$181,560,190
Net Assets Consist of:
Paid-in capital		$206,052,646
Net unrealized depreciation		(12,761,277)
Accumulated net realized loss		(13,265,553)
Undistributed net investment income		1,534,374
TOTAL NET ASSETS		$181,560,190
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($129,550,047 ÷ 25,776,240 shares outstanding), no par value, unlimited shares authorized		$5.03
Service Shares:
Net asset value per share ($52,010,143 ÷ 10,353,952 shares outstanding), no par value, unlimited shares authorized		$5.02
See Notes which are an integral part of the Financial Statements
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9

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Dividends (including $1,513,367 received from affiliated holdings, see footnotes to Portfolio of Investments)		$1,605,352
Interest		288,449
TOTAL INCOME		1,893,801
Expenses:
Investment adviser fee (Note 5)	$702,209
Administrative fee (Note 5)	75,028
Custodian fees	7,502
Transfer agent fee	9,877
Directors'/Trustees' fees (Note 5)	1,846
Auditing fees	10,517
Legal fees	3,971
Proxy fees	21,279
Portfolio accounting fees	32,260
Distribution services fee (Note 5)	67,901
Printing and postage	70,584
Miscellaneous (Note 5)	12,315
TOTAL EXPENSES	1,015,289
Waiver/reimbursement of investment adviser fee (Note 5)	(646,817)
Net expenses		368,472
Net investment income		1,525,329
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $2,647,358 on sales of investments in affiliated holdings)		2,562,556
Net realized gain on foreign currency transactions		566
Net realized loss on futures contracts		(131,634)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(6,851,411) on investments in affiliated holdings)		(7,493,345)
Net change in unrealized appreciation of futures contracts		27,868
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions		(5,033,989)
Change in net assets resulting from operations		$(3,508,660)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,525,329	$3,035,472
Net realized gain	2,431,488	6,521,676
Net change in unrealized appreciation/depreciation	(7,465,477)	10,617,974
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,508,660)	20,175,122
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(3,305,787)	(2,206,940)
Service Shares	(1,214,788)	(825,106)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,520,575)	(3,032,046)
Share Transactions:
Proceeds from sale of shares	3,041,514	9,582,389
Net asset value of shares issued to shareholders in payment of distributions declared	4,520,573	3,032,046
Cost of shares redeemed	(12,311,627)	(32,291,581)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,749,540)	(19,677,146)
Change in net assets	(12,778,775)	(2,534,070)
Net Assets:
Beginning of period	194,338,965	196,873,035
End of period (including undistributed net investment income of $1,534,374 and $4,529,620, respectively)	$181,560,190	$194,338,965
See Notes which are an integral part of the Financial Statements
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11

Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Tail Risk Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $646,817 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report
13

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $3,494,669 and $2,194,826, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At June 30, 2018, the Fund had no outstanding written option contracts.
The average market value of purchased call options held by the Fund throughout the period was $41,006. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
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14

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$39,944*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Current day's variation margin which would be reported within the Statement of Assets and Liabilities, is zero at period end.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity contracts	$(59,852)
Interest rate contracts	$(71,782)
TOTAL	$(131,634)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$27,868
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	253,408	$1,312,099	1,260,101	$6,261,034
Shares issued to shareholders in payment of distributions declared	652,029	3,305,787	452,242	2,206,940
Shares redeemed	(1,278,041)	(6,561,133)	(3,354,022)	(16,735,488)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(372,604)	$(1,943,247)	(1,641,679)	$(8,267,514)

	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	331,732	$1,729,415	666,337	$3,321,355
Shares issued to shareholders in payment of distributions declared	239,603	1,214,786	169,079	825,106
Shares redeemed	(1,116,498)	(5,750,494)	(3,140,069)	(15,556,093)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(545,163)	$(2,806,293)	(2,304,653)	$(11,409,632)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(917,767)	$(4,749,540)	(3,946,332)	$(19,677,146)
Semi-Annual Shareholder Report
15

4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $194,634,496. The net unrealized depreciation of investments for federal tax purposes was $12,957,583. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,640,354 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,597,937. The amounts presented are inclusive of derivative contracts.
At December 31, 2017, the Fund had a capital loss carryforward of $15,395,861 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$14,315,581	$1,080,280	$15,395,861
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. For the six months ended June 30, 2018, the Co-Advisers voluntarily waived $150,600 of their fee. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2018, the Co-Advisers reimbursed $496,217.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
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16

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$67,901
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2018, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.28% and 0.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$11,983,291
Sales	$20,944,479
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
9. Subsequent Event
On August 3, 2018, shareholders of the Fund approved a proposed Agreement and Plan of Reorganization (Reorganization) pursuant to which Federated Managed Volatility Fund II, another fund of the Trust, would acquire all, or substantially all, of the assets of the Fund in exchange for Primary Shares and Service Shares of Federated Managed Volatility Fund II to be distributed pro rata by the Fund to its shareholders of Primary Shares and Service Shares, respectively. At the close of business on August 17, 2018, the Reorganization occurred, resulting in a complete liquidation and dissolution of the Fund.
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17

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$982.30	$1.57[2]
Service Shares	$1,000	$979.60	$2.80
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,023.20	$1.61[2]
Service Shares	$1,000	$1,022.00	$2.86
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.32%
Service Shares	0.57%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Primary Shares current Fee Limit of 0.28% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.38 and $1.40, respectively.

Semi-Annual Shareholder Report
18

Evaluation and Approval of Advisory Contract–May 2018
Federated Managed Tail Risk Fund II (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract, under which Federated Investment Management Company, Federated Equity Management Company of Pennsylvania and Federated Global Investment Management Corp. will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Co-Advisers or their affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Co-Advisers or their affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Co-Advisers also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
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The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Adviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Semi-Annual Shareholder Report
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Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Advisers are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Co-Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Co-Adviser and the compliance-related resources provided to the Fund by the Co-Advisers, including the Co-Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program. The Co-Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Co-Advisers and their affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report
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The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that the Co-Adviser and their affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated Managed Tail Risk Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916835
CUSIP 313916819
25669 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2018
Share Class	Primary	Service

Federated Managed Volatility Fund II

A Portfolio of Federated Insurance Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2018 through June 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2018, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Domestic Fixed-Income Securities	43.4%
Domestic Equity Securities	40.1%
Federated High Income Bond Fund II, Class P	3.4%
International Fixed-Income Securities	3.2%
Emerging Markets Core Fund	2.4%
Federated Project and Trade Finance Core Fund	2.3%
Federated Bank Loan Core Fund	1.2%
International Equity Securities	0.2%
Other Security Types[2]	0.2%
Derivative Contracts[3]	(1.0)%
Cash Equivalents[4]	1.2%
Other Assets and Liabilities—Net[5]	3.4%
TOTAL	100.0%
At June 30, 2018, the Fund's sector composition6 for its equity securities was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	23.4%
Health Care	13.8%
Energy	11.1%
Information Technology	9.9%
Consumer Discretionary	8.2%
Industrials	7.9%
Consumer Staples	7.3%
Utilities	5.7%
Real Estate	4.9%
Materials	4.1%
Telecommunication Services	3.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments. Affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets are listed individually in the table.
2	Other Security Types consist of purchased options.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2018 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—40.3%
		Consumer Discretionary—3.3%
5,090		Best Buy Co., Inc.	$379,612
4,922	[1]	Bright Horizons Family Solutions, Inc.	504,604
4,723		Carnival Corp.	270,675
1,690	[1]	Charter Communications, Inc.	495,525
359		Columbia Sportswear Co.	32,838
72,613		Comcast Corp., Class A	2,382,433
44	[1]	DISH Network Corp., Class A	1,479
4,244	[1]	Discovery, Inc. - A Class C	108,222
11,369		Extended Stay America, Inc.	245,684
23,934		Foot Locker, Inc.	1,260,125
80,761		Ford Motor Co.	894,024
34,540		General Motors Co.	1,360,876
14,356		Hyatt Hotels Corp.	1,107,565
7,056		Las Vegas Sand Corp.	538,796
221		Lear Corp.	41,064
15,569	[1]	Liberty Sirius Group - C	706,210
12,645	[1]	Liberty Siriusxm Group	569,657
4,103		McDonald's Corp.	642,899
12,454	[1]	Michael Kors Holdings Ltd.	829,436
10,846	[1]	Michaels Cos., Inc./The	207,918
32,747		News Corp.	519,040
3,200	[1]	Norwegian Cruise Line Holdings Ltd.	151,200
21,956		Pulte Group, Inc.	631,235
6,913		Ralph Lauren Corp.	869,102
5,473		Royal Caribbean Cruises, Ltd.	567,003
15,423		Target Corp.	1,173,999
1,400		Tiffany & Co.	184,240
4,766		Twenty-First Century Fox, Inc.	236,823
719	[1]	Visteon Corp.	92,924
14,193		Walt Disney Co.	1,487,568
5,873		Wiley (John) & Sons, Inc., Class A	366,475
7,309		Yum China Holding, Inc.	281,104
		TOTAL	19,140,355
		Consumer Staples—2.9%
20,920		Colgate-Palmolive Co.	1,355,825
37,447		Conagra Brands, Inc.	1,337,982
15,828		General Mills, Inc.	700,547
10,401	[1]	Herbalife Nutrition Ltd.	558,742
11,020		Hershey Foods Corp.	1,025,521
2,037		Lamb Weston Holdings, Inc.	139,555
10,047		Molson Coors Brewing Co., Class B	683,598
10,171		Mondelez International, Inc.	417,011
6,144		PepsiCo, Inc.	668,897
42,057		Philip Morris International, Inc.	3,395,682
38,745		Procter & Gamble Co.	3,024,435
2,122	[1]	TreeHouse Foods, Inc.	111,426
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,659		Walgreens Boots Alliance, Inc.	$339,625
39,291		Walmart, Inc.	3,365,274
		TOTAL	17,124,120
		Energy—4.5%
12,931		Anadarko Petroleum Corp.	947,196
27,024		Cabot Oil & Gas Corp., Class A	643,171
38,829		Chevron Corp.	4,909,150
3,203		Cimarex Energy Co.	325,873
29,921		ConocoPhillips	2,083,100
4,521		Devon Energy Corp.	198,743
4,632		Diamondback Energy, Inc.	609,432
13,990		EOG Resources, Inc.	1,740,776
615	[1]	Energen Corp.	44,784
86,703		Exxon Mobil Corp.	7,172,939
8,403		Hess Corp.	562,077
26,511		Kinder Morgan, Inc.	468,449
14,779	[1]	Kosmos Energy LLC	122,222
18,424		Marathon Oil Corp.	384,325
14,965		Marathon Petroleum Corp.	1,049,944
6,537		Occidental Petroleum Corp.	547,016
3,515		Pioneer Natural Resources, Inc.	665,179
26,087		Schlumberger Ltd.	1,748,612
14,849		Valero Energy Corp.	1,645,715
3,234		Williams Companies, Inc.	87,674
		TOTAL	25,956,377
		Financials—9.4%
47,070		AGNC Investment Corp.	875,031
24,943	[1]	AXA Equitable Holdings, Inc.	514,075
6,844		Aflac, Inc.	294,429
35,407		Ally Financial, Inc.	930,142
21,015		American International Group, Inc.	1,114,215
1,440		Ameriprise Financial, Inc.	201,427
41,484		Annaly Capital Management, Inc.	426,870
3,416		Assurant, Inc.	353,522
103		Assured Guaranty Ltd.	3,680
22,834	[1]	Athene Holding Ltd.	1,001,043
4,817		BB&T Corp.	242,969
51,539		BGC Partners, Inc., Class A	583,421
211,025		Bank of America Corp.	5,948,795
29,434		BankUnited, Inc.	1,202,379
24,154	[1]	Berkshire Hathaway, Inc., Class B	4,508,344
15,628	[1]	Brighthouse Financial, Inc.	626,214
5,336		CIT Group, Inc.	268,988
65,391		Chimera Investment Corp.	1,195,348
498		Chubb Ltd.	63,256
42,012		Citigroup, Inc.	2,811,443
23,205		Citizens Financial Group, Inc.	902,675
19,818		Discover Financial Services	1,395,385
759		Fifth Third Bancorp	21,783
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
7,085		Goldman Sachs Group, Inc.	$1,562,738
11,252		Hartford Financial Services Group, Inc.	575,315
31,581		Huntington Bancshares, Inc.	466,136
72,105		JPMorgan Chase & Co.	7,513,341
18,099		KeyCorp	353,654
8,261		Legg Mason, Inc.	286,905
16,375		Lincoln National Corp.	1,019,344
41,577		MetLife, Inc.	1,812,757
43,244		Morgan Stanley	2,049,766
53,343		Navient Corp.	695,059
2,315		PNC Financial Services Group	312,757
27,396		Popular, Inc.	1,238,573
19,850		Prudential Financial	1,856,174
4,867		Regions Financial Corp.	86,535
48		State Street Corp.	4,468
10,066		SunTrust Banks, Inc.	664,557
20,518		Synchrony Financial	684,891
75,504		Two Harbors Investment Corp.	1,192,963
27,377		U.S. Bancorp	1,369,398
31,808		Unum Group	1,176,578
78,748		Wells Fargo & Co.	4,365,789
		TOTAL	54,773,132
		Health Care—5.6%
47,509		Abbott Laboratories	2,897,574
1,551		Aetna, Inc.	284,609
5,713		Allergan PLC	952,471
7,055		Amgen, Inc.	1,302,282
6,877		Anthem, Inc.	1,636,932
24,017		Baxter International, Inc.	1,773,415
35,119		Bristol-Myers Squibb Co.	1,943,485
4,206		Cigna Corp.	714,810
6,924		CVS Health Corp.	445,559
8,672		Cardinal Health, Inc.	423,454
4,558	[1]	Centene Corp.	561,591
2,064		Danaher Corp.	203,676
2,831	[1]	Davita, Inc.	196,585
10,198		Dentsply Sirona, Inc.	446,366
20,024	[1]	Express Scripts Holding Co.	1,546,053
11,227		Gilead Sciences, Inc.	795,321
6,568		HCA Healthcare, Inc.	673,877
4,077		Humana, Inc.	1,213,438
45,855		Johnson & Johnson	5,564,046
4,147		McKesson Corp.	553,210
11,589		Medtronic PLC	992,134
63,119		Merck & Co., Inc.	3,831,323
5,752	[1]	Mylan NV	207,877
74,891		Pfizer, Inc.	2,717,046
1,067		Thermo Fisher Scientific, Inc.	221,018
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
793	[1]	Wellcare Health Plans, Inc.	$195,268
		TOTAL	32,293,420
		Industrials—3.2%
17,979		Ametek, Inc.	1,297,365
922		CSX Corp.	58,805
4,779		Caterpillar, Inc.	648,367
6,857		Copa Holdings, Class A	648,809
10,384		Crane Co.	832,070
5,355		Cummins, Inc.	712,215
1,322		Curtiss-Wright Corp.	157,344
30,238		Delta Air Lines, Inc.	1,497,991
6,847		Fortive Corp.	527,972
78,685		General Electric Co.	1,070,903
27,035	[1]	HD Supply Holdings, Inc.	1,159,531
13,222		Honeywell International, Inc.	1,904,629
7,374		Ingersoll-Rand PLC	661,669
10,376		KAR Auction Services, Inc.	568,605
7,307		Kansas City Southern Industries, Inc.	774,250
4,057		Lockheed Martin Corp.	1,198,559
7,633		Masco Corp.	285,627
1,952		Norfolk Southern Corp.	294,498
16,735		Owens Corning, Inc.	1,060,497
2,829		Parker-Hannifin Corp.	440,900
6,544		Terex Corp.	276,091
7,272		Textron, Inc.	479,298
6,187	[1]	U.S.G. Corp.	266,783
1,641	[1]	United Continental Holdings, Inc.	114,427
4,855		United Technologies Corp.	607,021
12,053		Waste Management, Inc.	980,391
		TOTAL	18,524,617
		Information Technology—4.0%
274	[1]	Arris International PLC	6,698
9,644	[1]	Aspen Technology, Inc.	894,384
108,790		Cisco Systems, Inc.	4,681,234
6,922	[1]	Dell Technologies, Inc.	585,463
44,795	[1]	eBay, Inc.	1,624,267
3,260	[1]	First Solar, Inc.	171,672
13,035		HP, Inc.	295,764
88,653		Intel Corp.	4,406,941
6,987		International Business Machines Corp.	976,084
18,807		Juniper Networks, Inc.	515,688
4,557		Leidos Holdings, Inc.	268,863
44,731		Marvell Technology Group Ltd.	959,033
17,203	[1]	Micron Technology, Inc.	902,125
3,758		Microsoft Corp.	370,576
2,086	[1]	NXP Semiconductors NV	227,937
61,997		Oracle Corp.	2,731,588
3,024	[1]	Qorvo, Inc.	242,434
27,246		Qualcomm, Inc.	1,529,045
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
4,333	[1]	Trimble, Inc.	$142,296
20,320		Western Digital Corp.	1,572,971
		TOTAL	23,105,063
		Materials—1.6%
7,540		Air Products and Chemicals, Inc.	1,174,204
6,162	[1]	Alcoa Corp.	288,875
7,222		Ball Corp.	256,742
27,765		CF Industries Holdings, Inc.	1,232,766
6,706		Domtar Corp.	320,144
24,061		DowDuPont, Inc.	1,586,101
47,954		Freeport-McMoRan, Inc.	827,686
25,120		Huntsman Corp.	733,504
5,942		LyondellBasell Industries NV - Class - A	652,729
23,123		Newmont Mining Corp.	871,968
2,806		Olin Corp.	80,588
3,665		Praxair, Inc.	579,620
4,822		Royal Gold, Inc.	447,675
728		Westlake Chemical Corp.	78,355
7,373		WestRock Co.	420,408
		TOTAL	9,551,365
		Real Estate—2.0%
21,068	[1]	CBRE Group, Inc.	1,005,786
5,726		Columbia Property Trust, Inc.	130,037
51		Essex Property Trust, Inc.	12,193
4,227		Extra Space Storage, Inc.	421,897
54,327		Forest City Realty Trust, Inc., Class A	1,239,199
4,012		Gaming and Leisure Properties, Inc.	143,630
41,054		Host Hotels & Resorts, Inc.	865,008
6,571		Hudson Pacific Properties, Inc.	232,811
863		Jones Lang LaSalle, Inc.	143,249
12,290		Lamar Advertising Co., Class A	839,530
9,461		Park Hotels & Resorts, Inc.	289,790
27,842		ProLogis, Inc.	1,828,941
32,602		Rayonier, Inc.	1,261,371
9,736		Realogy Hldgs. Corp.	221,981
94,699		Retail Properties of America, Inc.	1,210,253
39,659		Weingarten Realty Investors	1,221,894
14,096		Weyerhaeuser Co.	513,940
		TOTAL	11,581,510
		Telecommunication Services—1.5%
135,190		AT&T, Inc.	4,340,951
23,727		Telephone and Data System, Inc.	650,594
12,363	[1]	U.S. Cellular Corp.	457,926
62,713		Verizon Communications	3,155,091
		TOTAL	8,604,562
		Utilities—2.3%
55,302		AES Corp.	741,600
8,019		Ameren Corp.	487,956
27,742		CMS Energy Corp.	1,311,642
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
6,905		DTE Energy Co.	$715,565
27,498		Duke Energy Corp.	2,174,542
26,106		Evergy, Inc.	1,465,852
31,456		MDU Resources Group, Inc.	902,158
24,409		NRG Energy, Inc.	749,356
4,490		NextEra Energy, Inc.	749,965
20,102		P G & E Corp.	855,541
5,586		Vectren Corp.	399,120
56,549	[1]	Vistra Energy Corp.	1,337,949
35,010		Xcel Energy, Inc.	1,599,257
		TOTAL	13,490,503
		TOTAL COMMON STOCKS (IDENTIFIED COST $217,837,583)	234,145,024
		ADJUSTABLE RATE MORTGAGE—0.0%
$8,918	[2]	Federal National Mortgage Association, 3.664%, 9/1/2037 (IDENTIFIED COST $8,982)	9,225
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
1,275,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	1,231,022
340,000		Bank 2018-BN12, Class A4, 4.211%, 5/15/2061	353,016
2,000,000		Benchmark Mortgage Trust 2018-B1, Class A5, 3.666%, 1/15/2051	1,989,682
1,100,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	1,023,056
875,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 9/10/2049	825,335
590,000		UBS-Barclays Commercial Mortgage Trust 2013-C6 Class B, 3.875%, 4/10/2046	586,288
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,365,132)	6,008,399
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.3%
790,000		FREMF Mortgage Trust 2015-K49 Class B, 3.849%, 10/25/2048	775,898
750,000		Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 3/25/2026	718,409
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,509,278)	1,494,307
		CORPORATE BONDS—20.4%
		Basic Industry - Chemicals—0.1%
200,000		Albemarle Corp., 4.150%, 12/1/2024	202,156
200,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	213,483
		TOTAL	415,639
		Basic Industry - Metals & Mining—0.2%
134,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	135,043
650,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	665,124
115,000		Worthington Industries, Inc., Sr Unsecd. Note, 4.300%, 8/1/2032	108,706
		TOTAL	908,873
		Capital Goods - Aerospace & Defense—0.6%
750,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 4/10/2027	717,657
500,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.800%, 10/7/2024	499,500
800,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	814,400
160,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	150,768
400,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 3/1/2025	381,157
585,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	551,507
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	477,593
		TOTAL	3,592,582
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—0.1%
$50,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	$47,405
490,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	454,083
165,000	Masco Corp., Sr Unsecd. Note, 4.500%, 5/15/2047	144,865
	TOTAL	646,353
	Capital Goods - Construction Machinery—0.1%
520,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	485,123
	Capital Goods - Diversified Manufacturing—0.7%
600,000	Hutchison Whampoa International Ltd., Sr. Unsecd. Note, Series 144A, 4.625%, 1/13/2022	616,936
750,000	Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	714,590
700,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 3/1/2027	676,364
500,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2021	488,662
800,000	Siemens Financieringsmat, Sr. Unsecd. Note, Series 144A, 3.400%, 3/16/2027	775,929
800,000	Valmont Industries, Inc., 5.250%, 10/1/2054	743,585
	TOTAL	4,016,066
	Capital Goods - Packaging—0.2%
600,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	589,998
360,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4.000%, 3/15/2028	355,390
	TOTAL	945,388
	Communications - Cable & Satellite—0.7%
900,000	CCO Safari II LLC, 4.908%, 7/23/2025	909,938
250,000	CCO Safari II LLC, 6.484%, 10/23/2045	264,189
1,600,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	1,480,552
350,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	329,540
800,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.350%, 9/15/2026	740,672
300,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	279,808
	TOTAL	4,004,699
	Communications - Media & Entertainment—0.6%
600,000	British Sky Broadcasting Group PLC, 3.750%, Series 144A, 9/16/2024	597,101
800,000	CBS Corp., 4.900%, 8/15/2044	773,182
600,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	569,111
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	256,732
500,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	441,392
600,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	595,989
300,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	295,361
	TOTAL	3,528,868
	Communications - Telecom Wireless—0.3%
300,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	311,373
350,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	343,418
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	339,911
450,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.800%, 2/15/2028	421,715
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	199,256
280,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	280,397
	TOTAL	1,896,070
	Communications - Telecom Wirelines—0.7%
800,000	AT&T, Inc., Sr. Unsecd. Note, 4.800%, 6/15/2044	727,940
700,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2042	664,803
800,000	Deutsche Telekom International Finance BV, Series 144A, 3.600%, 1/19/2027	755,478
580,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	560,685
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	$493,756
700,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	599,817
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	475,807
	TOTAL	4,278,286
	Consumer Cyclical - Automotive—0.7%
200,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 1/6/2022	195,136
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.350%, 2/22/2023	491,525
170,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	147,329
400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/2/2027	370,772
350,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	322,126
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.000%, 10/6/2026	379,731
400,000	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 2.625%, 9/29/2020	391,562
200,000	Nissan Motor Acceptance Corp., Series 144A, 2.250%, 1/13/2020	197,195
600,000	Nissan Motor Acceptance Corp., Series 144A, 2.650%, 7/13/2022	579,471
720,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 1/11/2023	701,340
	TOTAL	3,776,187
	Consumer Cyclical - Retailers—0.6%
564,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	578,333
400,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	372,621
185,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	178,199
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	306,268
1,050,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,064,556
540,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	516,398
200,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	198,356
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.800%, 9/14/2027	464,747
	TOTAL	3,679,478
	Consumer Cyclical - Services—0.5%
800,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	787,464
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	384,763
400,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	391,479
500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	491,174
480,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	447,574
200,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	196,273
	TOTAL	2,698,727
	Consumer Non-Cyclical - Food/Beverage—1.6%
900,000	Anheuser-Busch InBev Finance, Inc., 3.650%, 2/1/2026	882,225
900,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	928,837
800,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	802,150
600,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	552,416
500,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	471,409
150,000	General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	143,501
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	76,743
500,000	Grupo Bimbo SAB de CV, 4.875%, Series 144A, 6/27/2044	466,466
200,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	196,028
690,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.500%, 1/29/2028	665,088
500,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.950%, 7/15/2025	486,591
140,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	121,477
220,000	Maple Escrow Sub. Note, Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	221,377
650,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.100%, 7/15/2021	623,706
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$150,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 3.000%, 7/15/2026	$136,447
140,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.000%, 10/28/2021	133,662
800,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.000%, 10/15/2027	761,585
650,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 2/1/2027	626,345
495,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	469,005
400,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.550%, 6/2/2047	384,256
	TOTAL	9,149,314
	Consumer Non-Cyclical - Health Care—0.3%
200,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	199,495
600,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	568,357
200,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	193,881
820,000	Medtronic Global Holdings SCA, Sr. Unsecd. Note, 3.350%, 4/1/2027	799,493
	TOTAL	1,761,226
	Consumer Non-Cyclical - Pharmaceuticals—0.7%
500,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	492,162
500,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	537,057
190,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	182,931
600,000	AstraZeneca PLC, Sr. Unsecd. Note, 3.125%, 6/12/2027	562,805
600,000	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	578,741
500,000	Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	474,960
200,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	177,269
900,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.950%, 3/1/2027	841,366
200,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	160,969
	TOTAL	4,008,260
	Consumer Non-Cyclical - Products—0.1%
600,000	Reckitt Benckiser Treasury Services PLC, Series 144A, 3.000%, 6/26/2027	558,273
	Consumer Non-Cyclical - Supermarkets—0.1%
600,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	531,928
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	182,463
	TOTAL	714,391
	Consumer Non-Cyclical - Tobacco—0.1%
350,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.540%, 8/15/2047	327,831
280,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	342,395
	TOTAL	670,226
	Energy - Independent—0.2%
300,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	321,908
400,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	396,804
300,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 1/15/2026	307,221
300,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	295,452
	TOTAL	1,321,385
	Energy - Integrated—0.4%
110,000	BP Capital Markets PLC, 3.119%, 5/4/2026	105,337
300,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	302,412
150,000	Petroleos Mexicanos, 6.500%, 6/2/2041	141,435
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.625%, 9/21/2023	494,250
300,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	277,050
75,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 5/10/2046	72,755
500,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.125%, 5/11/2035	507,782
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$500,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.600%, 12/1/2024	$494,362
	TOTAL	2,395,383
	Energy - Midstream—0.6%
175,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	169,141
500,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 3/15/2045	446,167
900,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	840,093
200,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	215,454
450,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	425,526
240,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	229,265
400,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	356,454
300,000	ONEOK, Inc., Sr Unsecd. Note, 4.950%, 7/13/2047	292,969
120,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	112,994
400,000	Williams Partners LP, 4.900%, 1/15/2045	383,219
200,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	202,605
	TOTAL	3,673,887
	Energy - Oil Field Services—0.0%
200,000	Weatherford International Ltd., 7.000%, 3/15/2038	160,500
	Energy - Refining—0.0%
220,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	227,927
	Financial Institution - Banking—3.8%
600,000	American Express Credit Corp., Series MTN, 3.300%, 5/3/2027	578,613
495,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	483,633
1,850,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	1,743,480
250,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	241,286
150,000	Bank of America Corp., Sub. Note, 6.500%, 9/15/2037	173,232
300,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	296,277
800,000	Bank of New York Mellon Corp., Series MTN, 2.200%, 8/16/2023	751,168
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	194,134
500,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.050%, 3/9/2022	490,328
570,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	541,710
1,900,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	1,808,373
250,000	Citizens Bank NA, Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	243,988
350,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	337,950
800,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	790,384
1,300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	1,269,722
1,400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	1,331,602
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	584,517
400,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	391,394
200,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 3/14/2021	198,993
650,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	672,529
850,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	830,465
1,850,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	1,756,478
500,000	Manufacturers & Traders Trust Co., Series BKNT, 2.500%, 5/18/2022	483,948
1,850,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	1,784,857
250,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	282,096
275,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	276,260
400,000	PNC Bank N.A., Series 10YR, 3.250%, 1/22/2028	382,663
250,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	249,000
600,000	SunTrust Bank, Inc. Sr. Unsecd. Note, Series BKNT, 3.000%, 2/2/2023	587,431
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$300,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	$277,201
2,300,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,205,335
	TOTAL	22,239,047
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.500%, 1/20/2043	207,882
200,000	Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 1/15/2036	205,472
400,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/1/2020	400,832
200,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	190,982
	TOTAL	1,005,168
	Financial Institution - Finance Companies—0.2%
200,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 2/9/2027	192,110
1,100,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	1,066,908
	TOTAL	1,259,018
	Financial Institution - Insurance - Health—0.1%
800,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.950%, 10/15/2027	747,107
	Financial Institution - Insurance - Life—0.7%
800,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	803,170
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	804,376
450,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	427,567
350,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	358,891
150,000	Massachusetts Mutual Life Insurance Co., Series 144A, 4.900%, 4/1/2077	148,194
500,000	MetLife, Inc., Sr. Unsecd. Note, 4.050%, 3/1/2045	465,103
170,000	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.300%, 10/24/2067	154,775
700,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	709,168
	TOTAL	3,871,244
	Financial Institution - Insurance - P&C—0.4%
700,000	CNA Financial Corp., Sr. Unsecd. Note, 4.500%, 3/1/2026	714,823
490,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 4.400%, 3/15/2048	473,193
600,000	Liberty Mutual Group, Inc., 4.850%, Series 144A, 8/1/2044	603,304
500,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	784,686
	TOTAL	2,576,006
	Financial Institution - REIT - Apartment—0.4%
750,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	719,768
750,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	744,232
200,000	UDR, Inc., 3.750%, 7/1/2024	197,200
550,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	519,420
	TOTAL	2,180,620
	Financial Institution - REIT - Healthcare—0.4%
300,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2021	309,031
750,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 7/1/2027	712,694
600,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	560,834
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	96,719
450,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	445,832
	TOTAL	2,125,110
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.3%
$350,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	$351,296
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	384,849
750,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	724,320
	TOTAL	1,460,465
	Financial Institution - REIT - Other—0.3%
750,000	Liberty Property LP, Sr. Unsecd. Note, 3.750%, 4/1/2025	734,668
650,000	ProLogis LP, Sr. Unsecd. Note, 4.250%, 8/15/2023	670,322
250,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	252,822
	TOTAL	1,657,812
	Financial Institution - REIT - Retail—0.4%
740,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	704,920
700,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	693,060
750,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	677,716
	TOTAL	2,075,696
	Technology—0.8%
1,350,000	Apple, Inc., Sr. Unsecd. Note, 2.500%, 2/9/2022	1,324,327
900,000	Apple, Inc., Sr. Unsecd. Note, 2.900%, 9/12/2027	847,122
70,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 4.420%, 6/15/2021	71,041
260,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 6.020%, 6/15/2026	273,752
725,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	699,892
245,000	Microsoft Corp., Sr. Unsecd. Note, 4.000%, 2/12/2055	244,944
600,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	574,476
650,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.100%, 5/20/2020	649,623
	TOTAL	4,685,177
	Transportation - Railroads—0.1%
175,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	167,935
750,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	692,293
	TOTAL	860,228
	Transportation - Services—0.4%
400,000	Enterprise Rent-A-Car USA Finance Co., Series 144A, 3.300%, 10/15/2022	394,275
280,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 4.500%, 2/15/2045	264,737
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.700%, 3/14/2023	475,184
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	246,555
500,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	494,140
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.450%, 11/15/2021	249,829
	TOTAL	2,124,720
	Utility - Electric—1.4%
600,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 3.200%, 11/13/2027	561,648
900,000	Berkshire Hathaway Energy Co., 3.500%, 2/1/2025	894,494
300,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	303,867
900,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	811,771
200,000	EDP Finance BV, Sr Unsecd. Note, Series 144A, 3.625%, 7/15/2024	191,946
375,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	368,906
400,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	377,138
400,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	395,083
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$200,000	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/7/2039	$222,819
250,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	237,763
500,000	Exelon Corp., Sr. Unsecd. Note, 4.450%, 4/15/2046	487,284
150,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	136,861
490,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	483,257
200,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	198,355
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	106,285
700,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	699,059
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	463,929
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	63,332
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	278,873
1,000,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	939,972
140,000	Virginia Electric & Power Co., Series A, 3.500%, 3/15/2027	137,611
	TOTAL	8,360,253
	Utility - Natural Gas—0.3%
200,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.000%, 6/15/2027	189,565
700,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	730,267
750,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	704,760
120,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 3/15/2047	125,206
	TOTAL	1,749,798
	TOTAL CORPORATE BONDS (IDENTIFIED COST $121,396,267)	118,490,580
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
43,179	Federal National Mortgage Association Pool AO8829, 3.500%, 30 Year, 7/1/2042	43,353
	Government National Mortgage Association—0.0%
8,570	Government National Mortgage Association Pool 2796, 7.000%, 30 Year, 8/20/2029	9,646
4,805	Government National Mortgage Association Pool 3040, 7.000%, 30 Year, 2/20/2031	5,435
13,449	Government National Mortgage Association Pool 3188, 6.500%, 30 Year, 1/20/2032	15,105
16,916	Government National Mortgage Association Pool 3239, 6.500%, 30 Year, 5/20/2032	19,053
	TOTAL	49,239
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $89,138)	92,592
	PURCHASED CALL OPTIONS—0.1%
5,250	CBOE SPX Volatility Index, Notional Amount $8,447,250, Exercise Price $18.00, Expiration Date 7/18/2018	603,750
4,000	SPDR S&P 500 ETF Trust, Notional Amount $108,512,000, Exercise Price $280.00, Expiration Date 6/29/2018	2,000
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $715,750)	605,750
	PURCHASED PUT OPTION—0.1%
3,300	SPDR S&P 500 ETF Trust, Notional Amount $89,522,400, Exercise Price $265.00, Expiration Date 7/20/2018 (IDENTIFIED COST $632,278)	518,100
	U.S. TREASURIES—12.2%
$10,600,000	United States Treasury Bond, 2.750%, 8/15/2047	10,092,107
6,300,000	United States Treasury Note, 1.375%, 9/30/2023	5,874,533
2,900,000	United States Treasury Note, 1.625%, 2/15/2026	2,659,182
12,000,000	United States Treasury Note, 1.875%, 12/31/2019	11,893,031
8,450,000	United States Treasury Note, 1.875%, 1/31/2022	8,218,492
8,100,000	United States Treasury Note, 2.000%, 10/31/2022	7,862,074
2,650,000	United States Treasury Note, 2.000%, 11/15/2026	2,481,517
Semi-Annual Shareholder Report

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
$4,300,000	United States Treasury Note, 2.125%, 11/30/2024	$4,126,542
10,700,000	United States Treasury Note, 3.625%, 2/15/2021	10,971,420
2,326,874	U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	2,261,811
2,368,234	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	2,345,992
2,253,020	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2027	2,190,600
	TOTAL U.S. TREASURIES (IDENTIFIED COST $70,684,809)	70,977,301
	INVESTMENT COMPANIES—22.4%
701,203	Federated Bank Loan Core Fund	7,033,065
1,476,991	Emerging Markets Core Fund	13,913,261
7,941,078	Federated Mortgage Core Portfolio	75,996,116
1,449,278	Federated Project and Trade Finance Core Fund	13,159,444
3,152,787	Federated High Income Bond Fund II, Class P	19,641,863
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $129,977,738)	129,743,749
	REPURCHASE AGREEMENT—0.6%
3,428,000	Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (IDENTIFIED COST $3,428,000)	3,428,000
	TOTAL INVESTMENT IN SECURITIES—97.4% (IDENTIFIED COST $552,644,955)[3]	565,513,027
	OTHER ASSETS AND LIABILITIES - NET—2.6%[4]	15,273,658
	TOTAL NET ASSETS—100%	$580,786,685
At June 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1S&P 500 Index Long Futures	460	$312,984,000	September 2018	$(5,283,131)
[1]United States Treasury Notes 2-Year Long Futures	150	$31,774,219	September 2018	$18,351
[1]United States Treasury Notes 10-Year Short Futures	170	$20,431,875	September 2018	$(139,947)
[1]United States Treasury Notes 10-Year Ultra Short Futures	100	$12,823,438	September 2018	$(99,821)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,504,548)
At June 30, 2018, the Fund had the following outstanding written options contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
1CBOE SPX Volatility Index (Call Option)	5,250	$8,447,250	7/18/2018	$30.00	$(131,250)
1SPDR S&P 500 ETF Trust ( Put Option)	3,300	$5,309,700	6/29/2018	$255.00	$(194,700)
(Premiums Received $422,586)					$(325,950)
Net Unrealized Depreciation on Futures Contracts and the value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Affiliates	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Emerging Markets Core Fund	—	1,476,991	—	1,476,991	$13,913,261	$(661,226)	$—	$235,157
Federated Bank Loan Core Fund	—	701,203	—	701,203	$7,033,065	$(62,883)	$—	$129,049
Federated High Income Bond Fund II, Class P	13,497,668	260,321	(10,605,202)	3,152,787	$19,641,863	$(3,617,378)	$1,291,159	$1,613,989
Federated Mortgage Core Portfolio	—	8,014,685	(73,607)	7,941,078	$75,996,116	$(307,249)	$(8,833)	$711,544
Federated Project and Trade Finance Core Fund	—	1,449,278	—	1,449,278	$13,159,444	$14,596	$—	$194,836
TOTAL OF AFFILIATED TRANSACTIONS	13,497,668	11,902,478	(10,678,809)	14,721,337	$129,743,749	$(4,634,140)	$1,282,326	$2,884,575
1	Non-income-producing security.
2	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
3	The cost of investments for federal tax purposes amounts to $552,610,531.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$232,864,951	$—	$—	$232,864,951
International	1,280,073	—	—	1,280,073
Debt Securities:
Adjustable Rate Mortgage	—	9,225	—	9,225
Collateralized Mortgage Obligations	—	6,008,399	—	6,008,399
Commercial Mortgage-Backed Securities	—	1,494,307	—	1,494,307
Corporate Bonds	—	118,490,580	—	118,490,580
Mortgage-Backed Securities	—	92,592	—	92,592
U.S. Treasuries	—	70,977,301	—	70,977,301
Purchased Call Options	605,750	—	—	605,750
Purchased Put Option	518,100	—	—	518,100
Investment Companies[1]	19,641,863	—	—	129,743,749
Repurchase Agreement	—	3,428,000	—	3,428,000
TOTAL SECURITIES	$254,910,737	$200,500,404	$—	$565,513,027
Other Financial Instruments
Assets:
Futures Contracts	$18,351	$—	$—	$18,351
Written Options Contracts	—	—	—	—
Liabilities:
Futures Contracts	(5,522,899)	—	—	(5,522,899)
Written Options Contracts	(325,950)	—	—	(325,950)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,830,498)	$—	$—	$(5,830,498)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $110,101,886 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund and Federated Mortgage Core Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.80	$9.52	$9.29	$10.54	$11.30	$9.56
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.29	0.34	0.44	0.54	0.50
Net realized and unrealized gain (loss)	(0.54)	1.39	0.34	(1.20)	(0.12)	1.54
TOTAL FROM INVESTMENT OPERATIONS	(0.42)	1.68	0.68	(0.76)	0.42	2.04
Less Distributions:
Distributions from net investment income	(0.30)	(0.40)	(0.45)	(0.44)	(0.38)	(0.30)
Distributions from net realized gain	—	—	—	(0.05)	(0.80)	—
TOTAL DISTRIBUTIONS	(0.30)	(0.40)	(0.45)	(0.49)	(1.18)	(0.30)
Net Asset Value, End of Period	$10.08	$10.80	$9.52	$9.29	$10.54	$11.30
Total Return[2]	(3.92)%	18.11%	7.69%	(7.64)%	4.01%	21.74%
Ratios to Average Net Assets:
Net expenses	0.88%[3]	0.83%	0.79%[4]	0.75%[4]	0.76%	0.82%
Net investment income	2.37%[3]	2.91%	3.72%	4.38%	4.99%	4.80%
Expense waiver/reimbursement[5]	0.04%[3]	0.09%	0.14%	0.16%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$580,787	$621,804	$563,745	$631,701	$652,011	$451,067
Portfolio turnover	67%	71%	90%	97%	54%	52%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.79% and 0.75% for the years ended December 31, 2016 and 2015, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout the Period)
Period Ended June 30 (unaudited)	2018[1]
Net Asset Value, Beginning of Period	$10.08
Income From Investment Operations:
Net investment income (loss)	0.00[2]
Net realized and unrealized gain (loss)	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]
Net Asset Value, End of Period	$10.08
Total Return[3]	0.00%
Ratios to Average Net Assets:
Net expenses	1.15%[4]
Net investment income	1.10%[4]
Expense waiver/reimbursement	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
Portfolio turnover	67%[6]
1	Reflects operations for the period from April 26, 2018 (date of initial investment) to June 30, 2018.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended June 30, 2018.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $129,743,749 of investment in affiliated holdings (identified cost $552,644,955)		$565,513,027
Cash		826
Cash denominated in foreign currencies (identified cost $38,939)		38,799
Restricted cash (Note 2)		13,155,645
Income receivable		2,519,043
Receivable for shares sold		83,069
Receivable for daily variation margin on futures contracts		253,696
TOTAL ASSETS		581,564,105
Liabilities:
Payable for shares redeemed	$323,793
Written options outstanding (premium $422,586), at value	325,950
Payable for investment adviser fee (Note 5)	23,244
Payable for administrative fees (Note 5)	3,238
Payable for portfolio accounting fees	66,077
Accrued expenses (Note 5)	35,118
TOTAL LIABILITIES		777,420
Net assets for 57,645,886 shares outstanding		$580,786,685
Net Assets Consist of:
Paid-in capital		$577,824,556
Net unrealized appreciation		7,460,020
Accumulated net realized loss		(11,833,182)
Undistributed net investment income		7,335,291
TOTAL NET ASSETS		$580,786,685
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($580,786,585 ÷ 57,645,876 shares outstanding), no par value, unlimited shares authorized		$10.08
Service Shares:
Net asset value per share ($100 ÷ 9.921 shares outstanding), no par value, unlimited shares authorized		$10.08
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Dividends (including $2,884,575 received from affiliated holdings, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $1,143)		$8,496,502
Interest		1,277,698
TOTAL INCOME		9,774,200
Expenses:
Investment adviser fee (Note 5)	$2,253,876
Administrative fee (Note 5)	302,804
Custodian fees	24,441
Transfer agent fee	23,443
Directors'/Trustees' fees (Note 5)	2,927
Auditing fees	16,563
Legal fees	4,685
Portfolio accounting fees	76,729
Printing and postage	49,193
Miscellaneous (Note 5)	15,031
TOTAL EXPENSES	2,769,692
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(126,816)
Net expenses		2,642,876
Net investment income		7,131,324
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized gain of $1,282,326 on sales of investments in affiliated holdings)		(2,824,372)
Net realized gain on foreign currency transactions		5,425
Net realized gain on futures contracts		1,739,743
Net realized gain on written options		444,740
Net realized loss on swap contracts		(124,894)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(4,634,140) on investments in affiliated holdings)		(21,245,755)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency		(1,759)
Net change in unrealized appreciation of futures contracts		(8,966,794)
Net change in unrealized appreciation of written options		(372,178)
Net change in unrealized depreciation of swap contracts		140,921
Net realized and unrealized loss on investments, futures contracts, written options, swap contracts and foreign currency transactions		(31,204,923)
Change in net assets resulting from operations		$(24,073,599)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,131,324	$17,089,659
Net realized gain (loss)	(759,358)	66,499,270
Net change in unrealized appreciation/depreciation	(30,445,565)	14,324,983
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(24,073,599)	97,913,912
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(17,245,330)	(22,796,040)
Service Shares	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,245,330)	(22,796,040)
Share Transactions:
Proceeds from sale of shares	37,781,340	61,126,884
Net asset value of shares issued to shareholders in payment of distributions declared	17,245,330	22,796,040
Cost of shares redeemed	(54,725,250)	(100,981,610)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	301,420	(17,058,686)
Change in net assets	(41,017,509)	58,059,186
Net Assets:
Beginning of period	621,804,194	563,745,008
End of period (including undistributed net investment income of $7,335,291 and $17,449,297, respectively)	$580,786,685	$621,804,194
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
Effective April 26, 2018, the Fund's original shares were redesignated as Primary Shares and the Fund's Service Shares commenced operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $126,816 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase income and to manage country, currency, duration, individual security, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At June 30, 2018, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $1,532,857. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $234,564,673 and $31,093,630, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund's Portfolio of Investments and written option contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average market value of purchased call and put options held by the Fund throughout the period was $956,246 and $447,089, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
The average market value of written call and put options held by the Fund throughout the period was $47,679 and $98,218, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(221,417)*		$—
Equity contracts	Receivable for daily variation margin on futures contracts	$(5,283,131)*		$—
Equity contracts		$—	Written option contracts outstanding, at value	$325,950
Equity contracts	Purchased options, in securities at value	$1,123,850		$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(4,380,698)		$325,950
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Option Contracts[1]	Written Option Contracts	Total
Interest rate contracts	$—	$817,841	$—	$—	$817,841
Credit contracts	$(124,894)	$—	$—	$—	$(124,894)
Equity contracts	$—	$921,902	$(5,384,294)	$444,740	$(4,017,652)
TOTAL	$(124,894)	$1,739,743	$(5,384,294)	$444,740	$(3,324,705)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Purchased Option Contracts[2]	Written Option Contracts	Total
Interest rate contracts	$—	$(168,451)	$—	$—	$(168,451)
Credit contracts	$140,921	$—	$—	$—	$140,921
Equity contracts	$—	$(8,798,343)	$1,107,197	$(372,178)	$(8,063,324)
TOTAL	$140,921	$(8,966,794)	$1,107,197	$(372,178)	$(8,090,854)
1	The net realized gain (loss) on Purchased Option Contracts is found within the Net realized loss on investments on the Statement of Operations.
2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	3,626,555	$37,781,240	6,093,908	$61,126,884
Shares issued to shareholders in payment of distributions declared	1,677,561	17,245,330	2,357,398	22,796,040
Shares redeemed	(5,243,415)	(54,725,250)	(10,085,603)	(100,981,610)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	60,701	$301,320	(1,634,297)	$(17,058,686)

	Period Ended 6/30/2018[1]		Year Ended 12/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9.921	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	9.921	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	60,711	$301,420	(1,634,297)	$(17,058,686)
1	Reflects operations for the period from April 26, 2018 (date of initial investment) to June 30, 2018.
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $552,610,531. The net unrealized appreciation of investments for federal tax purposes was $7,494,584. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,057,445 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,562,861. The amounts presented are inclusive of derivative contracts.
At December 31, 2017, the Fund had a capital loss carryforward of $5,604,437 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$5,604,437	$—	$5,604,437
At December 31, 2017, for federal income tax purposes, the Fund had $2,180 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee. The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2018, the Co-Advisers waived $5,902 of their fees and reimbursed $120,914.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to Commodities Futures Trading Commission Rule 4.5. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.101% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Co-Advisers and certain of their affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective May 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93% and 1.18% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $414,056 and $12,728,005, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$295,137,058
Sales	$268,528,237
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

9. SUBSEQUENT EVENT
Pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), at the close of business on August 17, 2018, the Fund acquired all, or substantially all, of the assets of Federated Managed Tail Risk Fund II, another fund in the Trust. Primary Shares and Service Shares of the Fund were distributed pro rata by Federated Managed Tail Risk Fund II to its shareholders of Primary Shares and Service Shares, respectively, resulting in a complete liquidation and dissolution of Federated Managed Tail Risk Fund II.
Additionally, as a result of the Reorganization, the “Termination Date” stated under Expense Limitation is changed to the later of : (a) June 1, 2019; or (b) the date of the Fund's next effective Prospectus.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$960.80	$4.28
Service Shares	$1,000	$1,000.00	$2.08[2]
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.40	$4.41
Service Shares	$1,000	$1,019.10	$5.76[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.88%
Service Shares	1.15%
2	“Actual” expense information for the Fund's Service Shares is for the period from April 26, 2018 (date of initial investment) to June 30, 2018. Actual expenses are equal to the Fund's annualized net expense ratio of 1.15%, multiplied by 66/365 (to reflect the period from initial investment to June 30, 2018). “Hypothetical” expense information for Service Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Managed Volatility Fund II (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract, under which Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania will serve as co-advisers to the Fund (“Co-Advisers”) for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Co-Advisers or their affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Co-Advisers or their affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of all Co-Advisers in addition to considering the allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contacts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Co-Advisers also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
Semi-Annual Shareholder Report

The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Co-Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Co-Adviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Co-Advisers in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The investment advisory contract between the Fund and the Co-Advisers provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The investment advisory contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May meetings, the Board considered the fee allocation and analyzed whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of the Co-Advisers and their affiliates dedicated to the Fund. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund's strategy, as well as separately, to the extent to which specific services provided by a Co-Advisers are distinguishable and subject to meaningful assessment. In this regard, the Board evaluated, among other things, the Co-Advisers' personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Co-Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Co-Adviser and the compliance-related resources provided to the Fund by the Co-Advisers, including the Co-Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Co-Advisers are executing the Fund's investment program. The Co-Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Co-Advisers' investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group. The Board noted that, effective April 26, 2018, the Fund changed its principal strategies and benchmark. Although the Board considered information comparing the Fund's performance to that of the relevant Peer Group, the Board concluded that, in light of the recent changes to the Fund, additional time is required to evaluate the Adviser's performance in managing the Fund under its new mandate.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Co-Advisers and their affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
Semi-Annual Shareholder Report

The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Co-Advisers have made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Co-Advisers' investments in these areas are extensive. In addition, the Board considered that the Co-Adviser and their affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints, at higher levels and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Co-Advisers' industry standing and reputation and with the expectation that the Co-Advisers will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Co-Advisers by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Co-Advisers and their affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Managed Volatility Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2018

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2018 through June 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	44.1%
U.S. Treasury Securities	28.5%
U.S. Government Agency Securities	11.8%
U.S. Government Agency Commercial Mortgage-Backed Securities	7.5%
Asset-Backed Securities	3.4%
Non-Agency Mortgage-Backed Securities	2.5%
Repurchase Agreements	1.8%
Other Assets and Liabilities—Net[2]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount		Value
	U.S. TREASURIES—28.5%
	U.S. Treasury Bonds—5.3%
$ 500,000	2.250%, 8/15/2046	$429,506
750,000	2.500%, 2/15/2045	682,111
1,500,000	2.750%, 8/15/2042	1,439,720
1,200,000	2.875%, 8/15/2045	1,173,344
1,250,000	3.000%, 11/15/2044	1,251,908
950,000	3.500%, 2/15/2039	1,032,828
500,000	4.750%, 2/15/2037	632,605
	TOTAL	6,642,022
	U.S. Treasury Notes—23.2%
2,000,000	1.125%, 7/31/2021	1,910,902
1,250,000	1.500%, 8/15/2026	1,127,964
1,000,000	1.625%, 10/31/2023	943,700
1,000,000	1.750%, 5/31/2022	964,764
1,500,000	1.875%, 1/31/2022	1,458,904
1,000,000	1.875%, 2/28/2022	971,848
2,000,000	1.875%, 3/31/2022	1,941,998
1,000,000	2.000%, 8/31/2021	980,280
3,500,000	2.000%, 2/15/2023	3,389,470
3,500,000	2.125%, 8/15/2021	3,445,206
550,000	2.250%, 8/15/2027	522,965
2,700,000	2.250%, 11/15/2027	2,563,981
4,000,000	2.375%, 1/31/2023	3,938,867
1,800,000	2.500%, 3/31/2023	1,781,412
3,000,000	3.125%, 5/15/2021	3,041,072
	TOTAL	28,983,333
	TOTAL U.S. TREASURIES (IDENTIFIED COST $36,199,970)	35,625,355
	ASSET-BACKED SECURITIES—3.4%
	Auto Receivables—2.6%
1,223,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	1,226,060
2,030,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,034,000
	TOTAL	3,260,060
	Other—0.8%
294,678	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	294,272
388,828	Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	388,389
273,524	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	272,844
	TOTAL	955,505
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,208,813)	4,215,565
	GOVERNMENT AGENCIES—11.8%
	Federal Farm Credit System—0.9%
1,000,000	5.750%, 12/7/2028	1,218,749
	Federal Home Loan Bank System—6.5%
6,650,000	2.625%, 5/28/2020	6,653,458
1,100,000	7.125%, 2/15/2030	1,484,389
	TOTAL	8,137,847
Semi-Annual Shareholder Report
2

Principal Amount		Value
	GOVERNMENT AGENCIES—continued
	Federal Home Loan Mortgage Corporation—0.1%
$72,000	6.750%, 9/15/2029	$96,153
	Federal National Mortgage Association—1.1%
1,500,000	2.125%, 4/24/2026	1,408,164
	Tennessee Valley Authority Bonds—3.2%
1,700,000	2.875%, 2/1/2027	1,658,560
2,000,000	4.650%, 6/15/2035	2,316,570
	TOTAL	3,975,130
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $13,975,848)	14,836,043
	MORTGAGE-BACKED SECURITIES—44.1%
	Federal Home Loan Mortgage Corporation—15.1%
1,567,678	3.000%, 8/1/2043	1,527,709
156,926	3.000%, 11/1/2046	151,993
2,722,373	3.000%, 1/1/2047	2,636,801
1,063,135	3.500%, 4/1/2042	1,066,796
829,634	3.500%, 7/1/2042	832,491
1,599,402	3.500%, 9/1/2043	1,602,911
2,800,010	4.000%, 12/1/2041	2,879,380
297,316	4.000%, 1/1/2042	305,744
498,562	4.000%, 4/1/2048	508,507
49,282	4.500%, 6/1/2019	49,556
52,054	4.500%, 10/1/2020	52,804
465,229	4.500%, 8/1/2040	488,934
998,055	4.500%, 12/1/2040	1,048,909
1,408,725	4.500%, 4/1/2041	1,480,064
21,992	5.000%, 7/1/2019	22,173
45,431	5.000%, 2/1/2021	46,379
533,141	5.000%, 1/1/2034	567,960
144,007	5.000%, 5/1/2034	153,454
132,812	5.000%, 4/1/2036	141,707
37,622	5.000%, 5/1/2036	40,119
27,777	5.000%, 6/1/2036	29,639
247,783	5.000%, 6/1/2040	264,870
17,581	5.500%, 12/1/2020	18,025
821,738	5.500%, 5/1/2034	892,089
14,756	5.500%, 12/1/2035	16,031
179,210	5.500%, 2/1/2036	194,862
59,119	5.500%, 5/1/2036	64,249
11,665	5.500%, 5/1/2036	12,695
17,843	5.500%, 5/1/2036	19,404
6,923	5.500%, 6/1/2036	7,537
4,344	5.500%, 6/1/2036	4,728
137,410	5.500%, 11/1/2037	149,497
265,949	5.500%, 1/1/2038	289,371
247,659	5.500%, 3/1/2040	269,597
5,947	6.000%, 1/1/2032	6,600
6,511	6.000%, 1/1/2032	7,244
38,754	6.000%, 2/1/2032	42,935
161,910	6.000%, 4/1/2036	179,486
36,686	6.000%, 5/1/2036	40,752
Semi-Annual Shareholder Report
3

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$277,525	6.000%, 6/1/2037	$309,153
32,592	6.000%, 7/1/2037	36,259
29,926	6.500%, 6/1/2022	32,672
1,439	6.500%, 5/1/2024	1,546
11,646	6.500%, 3/1/2029	12,880
5,342	6.500%, 6/1/2029	5,888
4,100	6.500%, 7/1/2029	4,527
653	6.500%, 9/1/2029	718
79,383	6.500%, 5/1/2031	87,742
2,918	7.000%, 12/1/2029	3,294
1,181	7.000%, 6/1/2030	1,321
259	7.000%, 11/1/2030	293
193,885	7.000%, 4/1/2032	221,792
19,590	7.500%, 12/1/2030	22,469
14,819	7.500%, 1/1/2031	16,972
5,301	8.500%, 5/1/2030	6,169
1,254	9.000%, 2/1/2025	1,396
1,146	9.000%, 5/1/2025	1,284
	TOTAL	18,880,377
	Federal National Mortgage Association—18.2%
1,543,115	3.000%, 10/1/2046	1,496,539
289,189	3.000%, 11/1/2046	280,325
189,855	3.000%, 1/1/2047	184,036
1,500,720	3.000%, 1/1/2047	1,454,720
88,926	3.000%, 2/1/2047	86,451
3,413,902	3.500%, 8/1/2042	3,427,659
1,203,521	3.500%, 9/1/2042	1,207,995
935,773	3.500%, 7/1/2046	935,596
943,783	3.500%, 9/1/2046	943,605
968,602	3.500%, 11/1/2047	967,057
957,824	3.500%, 12/1/2047	956,296
909,441	3.500%, 1/1/2048	905,716
511,752	4.000%, 2/1/2041	526,698
1,377,358	4.000%, 12/1/2041	1,417,585
1,056,313	4.000%, 4/1/2042	1,086,669
497,087	4.000%, 2/1/2048	507,139
21,226	4.500%, 12/1/2019	21,340
454,328	4.500%, 10/1/2041	477,265
792,144	4.500%, 1/1/2042	831,640
2,387,025	4.500%, 2/1/2042	2,506,041
393,581	5.000%, 7/1/2034	420,299
42,637	5.000%, 11/1/2035	45,573
329,712	5.000%, 7/1/2040	353,221
37,107	5.500%, 11/1/2021	38,354
187,806	5.500%, 9/1/2034	204,648
94,751	5.500%, 8/1/2035	103,187
102,184	5.500%, 1/1/2036	111,277
114,712	5.500%, 4/1/2036	124,911
53,175	6.000%, 8/1/2021	55,010
5,241	6.000%, 7/1/2029	5,708
Semi-Annual Shareholder Report
4

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$2,905	6.000%, 5/1/2031	$3,198
14,613	6.000%, 5/1/2036	16,171
223,683	6.000%, 7/1/2036	248,072
9,237	6.000%, 7/1/2036	10,236
67,548	6.000%, 9/1/2037	74,647
184,279	6.000%, 11/1/2037	203,890
70,772	6.000%, 12/1/2037	75,306
139,573	6.000%, 3/1/2038	155,006
2,023	6.500%, 6/1/2029	2,246
6,740	6.500%, 6/1/2029	7,469
730	6.500%, 6/1/2029	810
352	6.500%, 7/1/2029	389
691	6.500%, 7/1/2029	725
261	6.500%, 7/1/2029	288
7,220	6.500%, 7/1/2029	8,014
30	6.500%, 7/1/2029	33
357	6.500%, 7/1/2029	394
438	6.500%, 8/1/2029	481
9,884	6.500%, 9/1/2030	11,008
30,611	6.500%, 6/1/2031	34,019
25,467	6.500%, 4/1/2032	28,229
10,836	6.500%, 11/1/2035	12,043
2,856	7.000%, 2/1/2024	3,075
4,534	7.000%, 10/1/2029	5,097
14,262	7.000%, 10/1/2029	16,175
4,675	7.000%, 11/1/2030	5,335
103,389	7.000%, 4/1/2031	118,225
94,381	7.000%, 4/1/2032	107,855
2,351	7.500%, 8/1/2028	2,645
356	7.500%, 9/1/2028	403
4,070	7.500%, 2/1/2030	4,651
8,504	8.000%, 7/1/2030	9,859
1,956	8.000%, 7/1/2030	2,275
	TOTAL	22,850,829
	Government Agency—0.6%
751,156	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	736,864
	Government National Mortgage Association—10.2%
3,927,518	3.500%, 6/20/2046	3,953,204
1,419,767	3.500%, 8/20/2047	1,425,503
2,899,968	3.500%, 9/20/2047	2,907,152
730,857	4.500%, 6/20/2039	770,266
632,335	4.500%, 10/15/2039	666,432
844,692	4.500%, 8/20/2040	889,734
395,862	5.000%, 7/15/2034	423,185
36,052	6.000%, 4/15/2032	39,673
65,418	6.000%, 5/15/2032	72,416
148,550	6.000%, 4/15/2036	165,480
240,752	6.000%, 5/15/2036	268,004
302,925	6.000%, 5/15/2036	337,369
53,328	6.000%, 7/20/2036	59,185
Semi-Annual Shareholder Report
5

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$50,009	6.000%, 5/20/2037	$55,607
286,281	6.000%, 7/20/2038	317,667
7,362	6.500%, 12/15/2023	7,848
13,893	6.500%, 5/15/2024	14,849
3,110	6.500%, 6/15/2029	3,465
9,245	6.500%, 7/15/2029	10,346
5,651	6.500%, 6/15/2031	6,351
6,423	6.500%, 7/20/2031	7,209
6,247	6.500%, 8/20/2031	7,009
26,962	6.500%, 10/15/2031	30,477
65,372	6.500%, 12/15/2031	73,541
8,879	6.500%, 4/15/2032	9,980
31,574	6.500%, 5/15/2032	35,520
218,807	6.500%, 5/15/2032	248,065
1,818	7.500%, 10/15/2029	2,089
421	7.500%, 10/15/2029	484
5,844	7.500%, 3/20/2030	6,652
1,095	8.000%, 4/15/2030	1,290
	TOTAL	12,816,052
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $54,830,661)	55,284,122
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.5%
	Non-Agency Mortgage-Backed Securities—2.5%
148,421	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	110,721
360,568	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	355,808
782,295	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	770,501
122,420	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	120,953
475,728	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	482,260
1,256,317	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	1,239,793
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,182,922)	3,080,036
	COMMERCIAL MORTGAGE-BACKED SECURITIES—7.5%
	Agency Commercial Mortgage-Backed Securities—7.5%
2,519,238	FHLMC REMIC K050 A1, 2.802%, 1/25/2025	2,486,820
1,250,000	FHLMC REMIC K054 A2, 2.745%, 1/25/2026	1,205,293
2,685,139	FHLMC REMIC K060 A1, 2.958%, 7/25/2026	2,659,470
739,783	FHLMC REMIC K704 A2, 2.412%, 8/25/2018	738,542
1,731,627	FHLMC REMIC K720 A1, 2.316%, 11/25/2021	1,711,782
565,352	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	565,238
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,710,944)	9,367,145
	REPURCHASE AGREEMENT—1.8%
2,250,000	Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (IDENTIFIED COST $2,250,000)	2,250,000
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $124,359,158)[1]	124,658,266
	OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	557,434
	TOTAL NET ASSETS—100%	$125,215,700
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1	The cost of investments for federal tax purposes amounts to $124,325,443.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.73	$10.78	$10.88	$11.12	$10.95	$11.55
Income From Investment Operations:
Net investment income	0.11[1]	0.23[1]	0.23[1]	0.25[1]	0.27[1]	0.26[1]
Net realized and unrealized gain (loss)	(0.25)	(0.03)	(0.06)	(0.19)	0.23	(0.49)
TOTAL FROM INVESTMENT OPERATIONS	(0.14)	0.20	0.17	0.06	0.50	(0.23)
Less Distributions:
Distributions from net investment income	(0.25)	(0.25)	(0.27)	(0.30)	(0.33)	(0.37)
Net Asset Value, End of Period	$10.34	$10.73	$10.78	$10.88	$11.12	$10.95
Total Return[2]	(1.27)%	1.92%	1.61%	0.52%	4.62%	(2.05)%
Ratios to Average Net Assets:
Net expenses	0.78%[3]	0.78%	0.76%	0.76%	0.76%	0.76%
Net investment income	2.21%[3]	2.13%	2.12%	2.25%	2.45%	2.34%
Expense waiver/reimbursement[4]	0.07%[3]	0.07%	0.06%	0.03%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$125,216	$132,958	$152,795	$168,742	$187,012	$201,117
Portfolio turnover	26%	24%	53%	34%	51%	94%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	26%	24%	41%	27%	26%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $124,359,158)		$124,658,266
Cash		382
Income receivable		548,951
Receivable for shares sold		66,510
Prepaid expenses		1,141
TOTAL ASSETS		125,275,250
Liabilities:
Payable for shares redeemed	$19,347
Payable to adviser (Note 5)	3,655
Payable for administrative fees (Note 5)	550
Payable for portfolio accounting fees	35,998
TOTAL LIABILITIES		59,550
Net assets for 12,106,879 shares outstanding		$125,215,700
Net Assets Consist of:
Paid-in capital		$124,679,653
Net unrealized appreciation		299,108
Accumulated net realized loss		(1,163,319)
Undistributed net investment income		1,400,258
TOTAL NET ASSETS		$125,215,700
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$125,215,700 ÷ 12,106,879 shares outstanding, no par value, unlimited shares authorized		$10.34
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Interest		$1,895,306
Net income on securities loaned		100
TOTAL INCOME		1,895,406
Expenses:
Investment adviser fee (Note 5)	$381,263
Administrative fee (Note 5)	50,920
Custodian fees	7,725
Transfer agent fee	6,293
Directors'/Trustees' fees (Note 5)	1,052
Auditing fees	12,576
Legal fees	3,846
Portfolio accounting fees	43,060
Printing and postage	21,889
Miscellaneous (Note 5)	10,600
TOTAL EXPENSES	539,224
Waiver of investment adviser fee (Note 5)	(45,208)
Net expenses		494,016
Net investment income		1,401,390
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(514,908)
Net change in unrealized depreciation of investments		(2,518,955)
Net realized and unrealized loss on investments		(3,033,863)
Change in net assets resulting from operations		$(1,632,473)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,401,390	$3,052,594
Net realized loss	(514,908)	(44,101)
Net change in unrealized appreciation/depreciation	(2,518,955)	(149,444)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,632,473)	2,859,049
Distributions to Shareholders:
Distributions from net investment income	(3,072,484)	(3,508,674)
Share Transactions:
Proceeds from sale of shares	6,625,724	10,604,671
Net asset value of shares issued to shareholders in payment of distributions declared	3,072,484	3,508,674
Cost of shares redeemed	(12,735,482)	(33,301,113)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,037,274)	(19,187,768)
Change in net assets	(7,742,231)	(19,837,393)
Net Assets:
Beginning of period	132,957,931	152,795,324
End of period (including undistributed net investment income of $1,400,258 and $3,071,352, respectively)	$125,215,700	$132,957,931
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
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Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $45,208 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At June 30, 2018, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash
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collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of June 30, 2018, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2018	Year Ended 12/31/2017
Shares sold	632,530	987,615
Shares issued to shareholders in payment of distributions declared	298,589	332,891
Shares redeemed	(1,219,412)	(3,105,366)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(288,293)	(1,784,860)
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $124,325,443. The net unrealized appreciation of investments for federal tax purposes was $332,823. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,199,063 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,866,240.
At December 31, 2017, the Fund had a capital loss carryforward of $557,382 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$324,844	$232,538	$557,382
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the Adviser voluntarily waived $45,208 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.76% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$—
Sales	$9,635,153
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1//2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$987.30	$3.84
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.90	$3.91
1	Expenses are equal to the Fund's annualized net expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its
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particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to
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its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and five-year periods was above the median of the relevant Peer Group, and the Fund's performance was at the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because
Semi-Annual Shareholder Report
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it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Fund for U.S. Government Securities II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2018
Share Class	Primary	Service

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2018 through June 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	11.4%
Cable Satellite	8.4%
Technology	8.3%
Independent Energy	6.5%
Midstream	6.2%
Packaging	5.5%
Media Entertainment	5.1%
Gaming	4.9%
Pharmaceuticals	4.1%
Wireless Communications	4.0%
Other[2]	32.3%
Cash Equivalents[3]	2.4%
Other Assets and Liabilities—Net[4]	0.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount		Value
	CORPORATE BONDS—96.7%
	Aerospace/Defense—1.2%
$300,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$314,625
200,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	203,250
575,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	579,485
675,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	688,500
200,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	199,000
	TOTAL	1,984,860
	Automotive—2.6%
600,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	543,000
725,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	716,844
375,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	401,250
600,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	610,500
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	251,971
200,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	186,750
250,000	J.B. Poindexter & Co, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	257,500
1,025,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	967,344
281,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	293,842
	TOTAL	4,229,001
	Banking—0.7%
1,125,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	1,150,313
	Building Materials—1.7%
75,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	77,063
475,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	469,656
200,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	186,000
375,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	377,812
250,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	238,125
225,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	231,120
475,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	459,230
500,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	467,500
175,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	179,375
	TOTAL	2,685,881
	Cable Satellite—8.4%
375,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	374,063
225,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	217,688
225,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	236,250
775,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	782,750
175,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	169,750
225,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	221,625
650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	598,000
500,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	489,375
450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	426,375
625,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	621,875
525,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	524,344
275,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	279,730
700,000	Charter Communications Holdings II, 5.75%, 1/15/2024	703,500
100,000	DISH DBS Corp., 5.00%, 3/15/2023	87,125
275,000	DISH DBS Corp., 5.875%, 7/15/2022	259,531
950,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	807,500
Semi-Annual Shareholder Report
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$125,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	$110,000
175,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	184,188
775,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	697,267
575,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	573,562
200,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	221,000
450,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	461,813
125,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	122,656
400,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	408,500
100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	93,750
675,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	667,406
650,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	594,750
275,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	284,625
375,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	348,281
200,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	187,720
700,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	703,500
200,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	188,250
700,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	655,620
300,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	281,817
	TOTAL	13,584,186
	Chemicals—2.4%
200,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	199,750
625,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	617,187
675,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	636,390
625,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	586,813
300,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	300,750
100,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	99,250
100,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	97,875
1,225,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	1,249,500
	TOTAL	3,787,515
	Construction Machinery—0.6%
525,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	510,562
450,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	455,063
	TOTAL	965,625
	Consumer Cyclical Services—0.6%
525,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	538,125
250,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	240,000
200,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	194,500
	TOTAL	972,625
	Consumer Products—1.7%
50,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 7/15/2026	50,938
925,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	906,500
650,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	652,437
675,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	671,625
350,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	347,375
125,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	126,875
	TOTAL	2,755,750
	Diversified Manufacturing—1.1%
584,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	592,760
200,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	208,500
375,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	350,625
Semi-Annual Shareholder Report
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	$562,375
	TOTAL	1,714,260
	Environmental—0.6%
550,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	563,750
50,000	Tervita Escrow Corp., 2nd Lien, Series 144A, 7.625%, 12/1/2021	51,250
325,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	308,750
	TOTAL	923,750
	Finance Companies—2.4%
1,225,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	1,189,781
100,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	99,250
50,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/15/2026	48,985
100,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	99,250
150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	142,845
125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	124,220
1,150,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	1,138,259
850,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	836,213
225,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	208,361
	TOTAL	3,887,164
	Food & Beverage—2.5%
700,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	353,500
200,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	200,500
425,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	423,938
400,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	383,000
525,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	496,125
400,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	391,500
200,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	188,250
1,025,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	991,687
500,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	511,250
	TOTAL	3,939,750
	Gaming—4.9%
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	203,000
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	420,500
100,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 8/15/2026	99,125
925,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	877,594
550,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	553,438
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	101,750
675,000	MGM Resorts International, 6.00%, 3/15/2023	696,937
100,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	93,000
325,000	MGM Resorts International, Sr. Unsecd. Note, 5.75%, 6/15/2025	326,219
425,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	402,156
350,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	330,750
700,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	730,205
575,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	570,687
825,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	833,250
310,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	311,550
150,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.00%, 7/15/2026	151,875
475,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	447,688
500,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	471,250
225,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	210,656
	TOTAL	7,831,630
Semi-Annual Shareholder Report
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Health Care—11.4%
$175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	$177,188
625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	643,750
700,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	654,500
350,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	357,656
675,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	681,885
250,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	232,500
225,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	207,000
150,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	150,765
550,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	283,250
100,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	100,470
175,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	177,406
1,025,000	HCA, Inc., 5.00%, 3/15/2024	1,027,562
200,000	HCA, Inc., 5.875%, 5/1/2023	208,000
525,000	HCA, Inc., 5.875%, 2/15/2026	530,906
625,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	626,562
750,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	740,400
175,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	167,563
400,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	391,000
200,000	LifePoint Health, Inc., 5.875%, 12/1/2023	199,750
50,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	48,313
225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	225,563
200,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	196,500
1,075,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	1,104,562
575,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	615,250
1,550,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	1,522,875
500,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	517,500
825,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	843,562
575,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	577,875
825,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	786,844
1,150,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	994,750
50,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	47,438
450,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	465,750
575,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	548,766
125,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	130,469
275,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	261,511
725,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	724,094
725,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	802,937
450,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	432,000
	TOTAL	18,404,672
	Health Insurance—0.2%
250,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	253,908
	Independent Energy—6.5%
375,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	375,000
400,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	442,000
250,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	256,250
469,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	477,207
75,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 7/1/2026	75,469
87,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	87,653
400,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	426,000
825,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	841,500
Semi-Annual Shareholder Report
5

Principal Amount		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$600,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	$580,500
275,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	279,125
250,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	244,687
250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	241,875
325,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	317,281
125,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	122,813
75,000	Laredo Petroleum, 5.625%, 1/15/2022	74,344
225,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	226,406
400,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	404,500
175,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	179,375
225,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	225,281
100,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	104,000
125,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	124,688
225,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	223,875
200,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	196,500
150,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	143,813
125,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	134,250
100,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	105,320
425,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	400,562
250,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	237,813
150,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	145,500
50,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	50,750
175,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	176,313
475,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	476,781
525,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	546,000
125,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	95,313
375,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	265,312
375,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	370,781
75,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.75%, 6/1/2026	75,281
25,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	26,125
475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	488,062
150,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	154,875
	TOTAL	10,419,180
	Industrial - Other—0.6%
525,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	505,313
450,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	430,875
	TOTAL	936,188
	Insurance - P&C—2.5%
550,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	501,875
375,000	AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	381,562
575,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	554,875
1,050,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	1,039,500
425,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	433,500
600,000	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	591,000
550,000	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	548,625
	TOTAL	4,050,937
	Leisure—0.8%
100,000	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	99,500
1,025,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	997,796
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Leisure—continued
$250,000		Voc Escrow Ltd., 1st Lien, Series 144A, 5.00%, 2/15/2028	$237,428
		TOTAL	1,334,724
		Lodging—0.3%
375,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	370,312
175,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	174,563
		TOTAL	544,875
		Media Entertainment—5.1%
200,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	192,752
475,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	469,062
475,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	454,812
750,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	573,750
275,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	280,500
275,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	281,875
600,000		Gannett Co., Inc., 6.375%, 10/15/2023	618,750
375,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	359,062
325,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	309,969
225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	230,625
325,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	303,063
525,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	507,281
225,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	221,648
575,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	549,125
150,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	152,358
275,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	278,273
150,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	149,250
75,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	69,375
675,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	658,969
575,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	583,194
325,000		Urban One, Inc., Series 144A, 7.375%, 4/15/2022	316,062
550,000		Urban One, Inc., Series 144A, 9.25%, 2/15/2020	536,250
125,000		WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	124,219
		TOTAL	8,220,224
		Metals & Mining—2.0%
375,000		Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	363,281
525,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	497,437
700,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	638,750
175,000		HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	181,125
325,000		HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	342,063
100,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	101,250
375,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	382,969
275,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	268,125
350,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	353,500
50,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	50,000
		TOTAL	3,178,500
		Midstream—6.2%
200,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	194,750
175,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	167,125
550,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	539,000
550,000		Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	556,875
500,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	492,500
400,000		CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	390,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Midstream—continued
$600,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	$626,250
125,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	136,719
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	488,975
625,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	642,187
300,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	263,250
100,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	92,250
600,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	546,000
800,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	812,000
700,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	679,875
550,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	536,250
450,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	423,000
500,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	493,750
475,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	453,625
50,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	48,125
150,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	142,500
275,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	259,966
375,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	364,688
175,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	176,531
177,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	183,570
175,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	177,625
	TOTAL	9,887,386
	Oil Field Services—1.7%
75,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	76,313
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	317,250
200,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	205,900
150,000	Sesi LLC, 7.125%, 12/15/2021	152,813
650,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	670,312
325,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	328,656
375,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	389,531
350,000	Weatherford International Ltd., 7.00%, 3/15/2038	280,875
175,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	174,053
150,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	120,750
	TOTAL	2,716,453
	Packaging—5.5%
475,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	477,375
475,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	463,719
875,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	913,281
750,000	Berry Plastics Corp., 5.50%, 5/15/2022	757,613
150,000	Berry Plastics Corp., 6.00%, 10/15/2022	154,950
425,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	415,438
1,075,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	1,050,812
350,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	333,375
1,075,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	1,040,062
250,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	249,650
950,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	976,125
425,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	415,969
508,782	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	511,325
625,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	639,453
500,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	488,750
	TOTAL	8,887,897
Semi-Annual Shareholder Report
8

Principal Amount			Value
		CORPORATE BONDS—continued
		Paper—0.4%
$750,000		Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	$683,438
		Pharmaceuticals—4.1%
325,000		Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	329,127
450,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	372,375
600,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	471,000
1,250,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	1,247,125
275,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	231,688
825,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	664,125
325,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	272,512
200,000		Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	197,850
300,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	280,500
1,200,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	1,110,000
375,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	390,469
1,150,000		Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	1,084,594
		TOTAL	6,651,365
		Refining—0.4%
675,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	691,875
		Restaurants—1.1%
1,050,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	998,760
125,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	119,062
75,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	71,063
125,000		Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	123,750
500,000		Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	493,750
		TOTAL	1,806,385
		Retailers—1.2%
600,000		Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	405,780
525,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	530,250
375,000		Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	380,719
725,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	672,437
		TOTAL	1,989,186
		Supermarkets—0.5%
300,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	267,000
550,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	521,125
50,000	[3]	Albertsons Cos., Inc., Sec. Fac. Bond, Series 144A, 6.085%, (3-month USLIBOR +3.750%), 1/15/2024	50,250
		TOTAL	838,375
		Technology—8.3%
800,000		BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	819,000
100,000		CDK Global, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2026	102,375
50,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	49,375
375,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	384,375
400,000		CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	410,500
525,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	556,678
450,000		Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	474,694
325,000		First Data Corp., Series 144A, 5.375%, 8/15/2023	328,819
775,000		First Data Corp., Series 144A, 5.75%, 1/15/2024	777,402
475,000		First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	495,938
250,000		Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	249,375
800,000		Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	806,000
725,000		Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	729,531
900,000		Infor US, Inc., 6.50%, 5/15/2022	907,875
Semi-Annual Shareholder Report
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Technology—continued
$575,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	$583,751
675,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	696,735
450,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	465,750
475,000	NCR Corp., 6.375%, 12/15/2023	493,406
175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	178,281
375,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	375,938
450,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	442,130
150,000	Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	162,000
575,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	547,256
225,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	235,125
475,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	529,924
375,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	366,563
950,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	914,375
200,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	191,594
	TOTAL	13,274,765
	Transportation Services—0.3%
50,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	45,688
275,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	270,875
125,000	HDTFS, Inc., 6.25%, 10/15/2022	111,875
75,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	72,187
	TOTAL	500,625
	Utility - Electric—2.2%
800,000	Calpine Corp., 5.75%, 1/15/2025	733,500
150,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	141,937
825,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	861,094
650,000	NRG Energy, Inc., 6.25%, 5/1/2024	669,500
375,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	401,250
50,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	49,250
50,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	48,375
625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	594,531
	TOTAL	3,499,437
	Wireless Communications—4.0%
225,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	218,531
675,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	623,531
1,325,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	1,300,421
500,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	481,250
900,000	Sprint Corp., 7.125%, 6/15/2024	910,881
950,000	Sprint Corp., 7.875%, 9/15/2023	987,406
475,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	488,062
200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	187,000
350,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	324,188
275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	284,763
225,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	234,000
325,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	335,465
	TOTAL	6,375,498
	TOTAL CORPORATE BONDS (IDENTIFIED COST $159,050,364)	155,558,203
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENT—2.4%
$3,781,000	Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (IDENTIFIED COST $3,781,000)	$3,781,000
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $162,831,364)[4]	159,339,203
	OTHER ASSETS AND LIABILITIES - NET—0.9%[5]	1,445,779
	TOTAL NET ASSETS—100%	$160,784,982
1	Issuer in default.
2	Non-income-producing security.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	The cost of investments for federal tax purposes amounts to $163,032,061.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2018, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.82	$6.84	$6.36	$6.91	$7.15	$7.17
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.36	0.37	0.37	0.39	0.44
Net realized and unrealized gain (loss)	(0.22)	0.09	0.53	(0.53)	(0.20)	0.04
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	0.45	0.90	(0.16)	0.19	0.48
Less Distributions:
Distributions from net investment income	(0.54)	(0.47)	(0.42)	(0.39)	(0.43)	(0.50)
Net Asset Value, End of Period	$6.23	$6.82	$6.84	$6.36	$6.91	$7.15
Total Return[2]	(0.74)%	6.94%	14.82%	(2.57)%	2.69%	6.99%
Ratios to Average Net Assets:
Net expenses	0.81%[3]	0.78%	0.72%	0.77%	0.77%	0.79%
Net investment income	5.24%[3]	5.26%	5.74%	5.55%	5.60%	6.21%
Expense waiver/reimbursement[4]	0.00%[3,5]	0.00%[5]	0.06%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,168	$192,194	$190,070	$267,448	$287,649	$246,994
Portfolio turnover	8%	32%	26%	33%	33%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.78	$6.81	$6.33	$6.87	$7.11	$7.13
Income From Investment Operations:
Net investment income (loss)[1]	0.16	0.34	0.35	0.35	0.38	0.42
Net realized and unrealized gain (loss)	(0.21)	0.09	0.53	(0.52)	(0.21)	0.04
TOTAL FROM INVESTMENT OPERATIONS	(0.05)	0.43	0.88	(0.17)	0.17	0.46
Less Distributions:
Distributions from net investment income	(0.52)	(0.46)	(0.40)	(0.37)	(0.41)	(0.48)
Net Asset Value, End of Period	$6.21	$6.78	$6.81	$6.33	$6.87	$7.11
Total Return[2]	(0.71)%	6.56%	14.53%	(2.72)%	2.42%	6.73%
Ratios to Average Net Assets:
Net expenses	1.06%[3]	1.03%	0.96%	1.01%	1.02%	1.04%
Net investment income	5.02%[3]	5.01%	5.48%	5.29%	5.35%	5.97%
Expense waiver/reimbursement[4]	0.01%[3]	0.00%[5]	0.08%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,617	$50,284	$49,183	$44,179	$57,999	$64,085
Portfolio turnover	8%	32%	26%	33%	33%	32%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $162,831,364)		$159,339,203
Cash		998
Income receivable		2,581,713
Receivable for investments sold		248,163
Receivable for shares sold		12,912
TOTAL ASSETS		162,182,989
Liabilities:
Payable for investments purchased	$724,186
Payable for shares redeemed	630,125
Payable for investment adviser fee (Note 5)	5,177
Payable for administrative fees (Note 5)	709
Payable for distribution services fee (Note 5)	10,356
Accrued expenses (Note 5)	27,454
TOTAL LIABILITIES		1,398,007
Net assets for 25,817,257 shares outstanding		$160,784,982
Net Assets Consist of:
Paid-in capital		$180,284,008
Net unrealized depreciation		(3,492,161)
Accumulated net realized loss		(20,777,611)
Undistributed net investment income		4,770,746
TOTAL NET ASSETS		$160,784,982
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($112,167,682 ÷ 17,990,148 shares outstanding), no par value, unlimited shares authorized		$6.23
Service Shares:
Net asset value per share ($48,617,300 ÷ 7,827,109 shares outstanding), no par value, unlimited shares authorized		$6.21
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Interest		$5,632,727
Expenses:
Investment adviser fee (Note 5)	$557,672
Administrative fee (Note 5)	74,483
Custodian fees	7,205
Transfer agent fee	11,050
Directors'/Trustees' fees (Note 5)	1,485
Auditing fees	16,295
Legal fees	3,827
Portfolio accounting fees	45,419
Distribution services fee (Note 5)	62,494
Printing and postage	26,916
Miscellaneous (Note 5)	12,557
TOTAL EXPENSES	819,403
Waiver of investment adviser fee (Note 5)	(4,492)
Net expenses		814,911
Net investment income		4,817,816
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		495,359
Net change in unrealized appreciation of investments		(7,001,397)
Net realized and unrealized gain (loss) on investments		(6,506,038)
Change in net assets resulting from operations		$(1,688,222)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,817,816	$12,735,283
Net realized gain	495,359	489,655
Net change in unrealized appreciation/depreciation	(7,001,397)	2,785,595
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,688,222)	16,010,533
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(9,160,767)	(12,712,214)
Service Shares	(3,793,391)	(3,340,067)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,954,158)	(16,052,281)
Share Transactions:
Proceeds from sale of shares	16,839,524	50,852,267
Net asset value of shares issued to shareholders in payment of distributions declared	12,954,150	16,052,274
Cost of shares redeemed	(96,844,758)	(63,637,069)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(67,051,084)	3,267,472
Change in net assets	(81,693,464)	3,225,724
Net Assets:
Beginning of period	242,478,446	239,252,722
End of period (including undistributed net investment income of $4,770,746 and $12,907,088, respectively)	$160,784,982	$242,478,446
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $4,492 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,529,843	$9,985,915	6,176,728	$41,996,711
Shares issued to shareholders in payment of distributions declared	1,477,543	9,160,767	1,958,739	12,712,214
Shares redeemed	(13,210,062)	(88,711,565)	(7,715,309)	(52,592,213)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(10,202,676)	$(69,564,883)	420,158	$2,116,712

	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,059,865	$6,853,609	1,313,486	$8,855,556
Shares issued to shareholders in payment of distributions declared	613,816	3,793,383	516,238	3,340,060
Shares redeemed	(1,259,920)	(8,133,193)	(1,636,129)	(11,044,856)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	413,761	$2,513,799	193,595	$1,150,760
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(9,788,915)	$(67,051,084)	613,753	$3,267,472
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $163,032,061. The net unrealized depreciation of investments for federal tax purposes was $3,692,858. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,925,717 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,618,575.
At December 31, 2017, the Fund had a capital loss carryforward of $21,105,015 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$—	$12,171,611	$12,171,611
2018	$8,933,404	NA	$8,933,404
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. For the six months ended June 30, 2018, the Adviser voluntarily waived $4,492 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$62,494
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2018, FSC retained $740 of fees paid by the Fund.
Interfund Transactions
During the six months ended June 30, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $18,119,939.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$14,818,134
Sales	$84,582,391
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$992.60	$4.00
Service Shares	$1,000	$992.90	$5.24
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,020.80	$4.06
Service Shares	$1,000	$1,019.50	$5.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.81%
Service Shares	1.06%
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Evaluation and Approval of Advisory Contract–May 2018
Federated High Income Bond Fund II (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its
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particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment
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to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund's performance for the three-year and the five-year periods was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because
Semi-Annual Shareholder Report
25

it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
27

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated High Income Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2018
Share Class	Primary	Service

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2018 through June 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Health Care	29.4%
Information Technology	23.5%
Industrials	9.6%
Consumer Discretionary	8.5%
Financials	5.3%
Materials	2.0%
Real Estate	1.9%
Energy	0.5%
Consumer Staples	0.4%
Cash Equivalents[2]	18.6%
Other Assets and Liabilities—Net[3]	0.3%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—80.7%
		Consumer Discretionary—8.4%
1,000	[1]	Amazon.com, Inc.	$1,699,800
264	[1]	Booking Holdings, Inc.	535,152
5,062	[2]	Ctrip.com International Ltd., ADR	241,103
38,100	[1]	Floor & Decor Holdings, Inc.	1,879,473
25,680	[1]	GreenTree Hospitality Group Ltd., ADR	464,551
11,605		Hilton Worldwide Holdings, Inc.	918,652
2,900		Home Depot, Inc.	565,790
36,800	[1]	Hudson Ltd.	643,632
11,545	[1]	JD.com, Inc., ADR	449,678
21,005		Las Vegas Sands Corp.	1,603,942
10,900		Moncler S.p.A	495,823
950,000		NagaCorp Ltd.	862,247
83,500		Samsonite International SA	296,413
12,800	[2]	Six Flags Entertainment Corp.	896,640
4,020		Vail Resorts, Inc.	1,102,244
8,324	[1]	Weight Watchers International, Inc.	841,556
15,100		Wingstop, Inc.	787,012
		TOTAL	14,283,708
		Consumer Staples—0.4%
2,950		Constellation Brands, Inc., Class A	645,667
		Energy—0.5%
32,200		US Silica Holdings, Inc.	827,218
		Financials—5.3%
6,600		Affiliated Managers Group	981,222
25,700		Ares Management LP	531,990
22,900		Bank of New York Mellon Corp.	1,234,997
5,200		BlackRock, Inc.	2,595,008
129,100		FinecoBank Banca Fineco SPA	1,453,452
21,900		Hamilton Lane, Inc.	1,050,543
91,800		Mediobanca Spa	850,708
30,185	[1,2]	Qudian, Inc., ADR	267,439
		TOTAL	8,965,359
		Health Care—29.1%
7,800		Agilent Technologies, Inc.	482,352
11,780	[1]	Albireo Pharma, Inc.	418,190
3,900	[1]	Align Technology, Inc.	1,334,346
22,700	[1]	Amphastar Pharmaceuticals, Inc.	346,402
6,900	[1]	AnaptysBio, Inc.	490,176
48,100	[1,2]	arGEN-X SE	4,026,656
16,550	[1]	arGEN-X SE, ADR	1,371,333
10,600	[1]	Atara Biotherapeutics, Inc.	389,550
142,420	[1,3]	BioNano Genomics, Inc.	0
23,000	[1]	Boston Scientific Corp.	752,100
14,000	[1,2]	CRISPR Therapeutics AG	822,640
35,300	[1]	Calithera Biosciences, Inc.	176,500
215,000	[1]	Catabasis Pharmaceuticals, Inc.	206,185
Semi-Annual Shareholder Report
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
13,800	[1]	Clementia Pharmaceuticals Inc.	$181,608
130,000	[1]	ContraFect Corp.	287,300
294,000	[1]	Corcept Therapeutics, Inc.	4,621,680
15,000		Danaher Corp.	1,480,200
5,300	[1]	Dexcom, Inc.	503,394
220,470	[1,3]	Dyax Corp.	535,742
30,648	[1]	Dynavax Technologies Corp.	467,382
5,100	[1]	Editas Medicine, Inc.	182,733
5,500	[1]	Edwards Lifesciences Corp.	800,635
4,951	[1]	GW Pharmaceuticals PLC, ADR	690,863
13,300	[1]	Galapagos NV	1,220,092
20,202	[1]	Galapagos NV, ADR	1,862,220
7,249	[1]	Genmab A/S	1,118,040
16,100	[1,2]	Glaukos Corp.	654,304
2,700	[1]	IDEXX Laboratories, Inc.	588,438
6,900	[1]	Illumina, Inc.	1,927,101
4,200	[1]	Insulet Corp.	359,940
13,100	[1,2]	Intellia Therapeutics, Inc.	358,416
15,400	[1]	Intersect ENT, Inc.	576,730
162,987	[1]	Minerva Neurosciences, Inc.	1,344,643
7,075	[1]	Myokardia, Inc.	351,274
6,700	[1]	Nektar Therapeutics	327,161
5,800	[1]	Nevro Corp.	463,130
5,800	[1]	PRA Health Sciences, Inc.	541,488
6,700	[1]	Penumbra, Inc.	925,605
22,220	[1,2]	Poxel SA	187,732
179,058	[1]	Progenics Pharmaceuticals, Inc.	1,439,626
14,700	[1]	Repligen Corp.	691,488
139,400	[1]	SCYNEXIS, Inc.	228,616
35,100	[1,2]	Seres Therapeutics, Inc.	301,860
32,800	[1,2]	Spark Therapeutics, Inc.	2,714,528
28,534	[1]	SteadyMed Ltd.	128,403
4,300		Stryker Corp.	726,098
54,200	[1]	Tandem Diabetes Care, Inc.	1,193,484
26,400	[1]	Ultragenyx Pharmaceutical, Inc.	2,029,368
22,049	[1]	UniQure N.V.	833,452
60,933	[1]	Veeva Systems, Inc.	4,683,311
25,000	[1]	Zogenix, Inc.	1,105,000
		TOTAL	49,449,515
		Industrials—9.6%
36,500		Air Lease Corp.	1,531,905
14,400		Alaska Air Group, Inc.	869,616
61,150	[1]	Azul S.A., ADR	1,000,414
5,080	[1]	CoStar Group, Inc.	2,096,160
11,000		Fortive Corp.	848,210
93,976		GrafTech International Ltd.	1,690,628
14,875	[2]	Heico Corp.	1,084,834
5,400		KAR Auction Services, Inc.	295,920
16,900	[1]	Mercury Systems, Inc.	643,214
Semi-Annual Shareholder Report
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
3,100		Raytheon Co.	$598,858
8,100		Roper Technologies, Inc.	2,234,871
8,800	[1]	Verisk Analytics, Inc.	947,232
1,400		Wabtec Corp.	138,012
22,300	[1]	XPO Logistics, Inc.	2,234,014
		TOTAL	16,213,888
		Information Technology—23.5%
2,000	[1]	2U, Inc.	167,120
672		Activision Blizzard, Inc.	51,287
1,800	[1]	Adobe Systems, Inc.	438,858
92,500	[1,2]	Advanced Micro Devices, Inc.	1,386,575
7,900	[1]	Alibaba Group Holding Ltd., ADR	1,465,687
6,400		Broadcom, Inc.	1,552,896
567	[1]	Ceridian HCM Holding, Inc.	18,819
26,820	[1]	Coupa Software, Inc.	1,669,277
1,300	[1,2]	DocuSign, Inc.	68,835
11,600	[1]	Dropbox, Inc.	376,072
212,300		Evry AS	768,802
84,900	[1,2]	GDS Holdings Ltd., ADR	3,403,641
26,600	[1]	GoDaddy, Inc.	1,877,960
32,831	[1]	GreenSky, Inc.	694,375
12,645	[1]	GrubHub, Inc.	1,326,587
4,200	[1]	Guidewire Software, Inc.	372,876
38,800		Marvell Technology Group Ltd.	831,872
13,788	[1]	MindBody, Inc.	532,217
60,025	[1]	Pagseguro Digital Ltd.	1,665,694
15,975	[1]	Q2 Holdings, Inc.	911,374
37,700	[1]	Radware Ltd.	953,056
17,500	[1]	Rapid7, Inc.	493,850
16,700	[1]	RealPage, Inc.	920,170
4,300	[1]	Red Hat, Inc.	577,791
10,600		STMicroelectronics N.V., ADR	234,472
4,100	[1]	Salesforce.com, Inc.	559,240
22,600	[1]	ServiceNow, Inc.	3,897,822
8,600	[1,2]	Shopify, Inc.	1,254,654
32,200	[1]	Splunk, Inc.	3,191,342
2,600	[1]	Spotify Technology SA	437,424
4,280		Tencent Holdings Ltd.	213,136
10,500	[1]	Tyler Technologies, Inc.	2,332,050
29,488	[1]	Wise Talent Information Technology Co. Ltd.	122,152
22,700	[1]	Workday, Inc.	2,749,424
16,300	[1]	WorldPay, Inc.	1,333,014
6,625	[1,2]	Zillow Group, Inc.	391,272
26,000	[1,2]	Zuora, Inc.	707,200
		TOTAL	39,948,893
		Materials—2.0%
5,500	[2]	Albemarle Corp.	518,815
9,880	[1]	Ingevity Corp.	798,897
Semi-Annual Shareholder Report
4

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
4,931		Sherwin-Williams Co.	$2,009,728
		TOTAL	3,327,440
		Real Estate—1.9%
9,100	[1]	CBRE Group, Inc.	434,434
11,300		Crown Castle International Corp.	1,218,366
16,100		MGM Growth Properties LLC	490,406
13,900		Ryman Hospitality Properties	1,155,785
		TOTAL	3,298,991
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,365,646)	136,960,679
		CORPORATE BOND—0.1%
		Consumer Discretionary—0.1%
65,000		NagaCorp Ltd., Sr. Unsecd. Note, Series 144A, 9.375%, 5/21/2021 (IDENTIFIED COST $64,599)	66,279
		PREFERRED STOCK—0.1%
		Health Care—0.1%
15,462	[3]	Alector, Inc. (IDENTIFIED COST $219,799)	219,799
		WARRANTS—0.2%
		Health Care—0.2%
215,000	[1]	Catabasis Pharmaceuticals, Inc., Warrants	174,816
42,500	[1]	ContraFect Corp., Warrants	42,326
87,500	[1]	ContraFect Corp., Warrants	64,233
42,000	[1]	SCYNEXIS, Inc., Warrants	10,118
25,200	[1]	SCYNEXIS, Inc., Warrants	21,710
21,060	[1]	SCYNEXIS, Inc., Warrants	10,526
		TOTAL WARRANTS (IDENTIFIED COST $1,300)	323,729
		REPURCHASE AGREEMENT—18.6%
31,474,000		Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (AT COST)	31,474,000
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $109,125,344)[4]	169,044,486
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	590,584
		TOTAL NET ASSETS—100%	$169,635,070
Semi-Annual Shareholder Report
5

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2018, were as follows:
	Balance of Shares Held 12/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Financials
Hamilton Lane, Inc.	21,900	—	—	21,900	$1,050,543	$275,502	$—	$8,486
Health Care
arGEN-X SE	45,023	3,077	—	48,100	$4,026,656	$921,167	$—	$—
arGEN-X SE, ADR	17,450	950	(1,850)	16,550	$1,371,333	$316,340	$44,844	$—
Calithera Biosciences, Inc.	—	35,300	—	35,300	$176,500	$(85,784)	$—	$—
Catabasis Pharmaceuticals, Inc.	—	215,000	—	215,000	$206,185	$(8,815)	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants	—	215,000	—	215,000	$174,816	$174,816	$—	$—
ContraFect Corp.	130,000	—	—	130,000	$287,300	$156,000	$—	$—
ContraFect Corp., Warrants	42,500	—	—	42,500	$42,326	$27,642	$—	$—
ContraFect Corp., Warrants	87,500	—	—	87,500	$64,233	$39,585	$—	$—
Corcept Therapeutics, Inc.	296,737	14,563	(17,300)	294,000	$4,621,680	$(677,669)	$(53,208)	$—
[3]Dyax Corp.	220,470	—	—	220,470	$535,742	$4,409	$—	$—
Minerva Neurosciences, Inc.	155,287	7,700	—	162,987	$1,344,643	$342,016	$—	$—
Progenics Pharmaceuticals, Inc.	247,662	—	(68,604)	179,058	$1,439,626	$360,475	$152,878	$—
SCYNEXIS, Inc.	83,400	56,000	—	139,400	$228,616	$(59,512)	$—	$—
SCYNEXIS, Inc. Warrants	21,060	—	—	21,060	$10,526	$(13,396)	$—	$—
SCYNEXIS, Inc. Warrants	—	42,000	—	42,000	$10,118	$10,118	$—	$—
SCYNEXIS, Inc. Warrants	—	25,200	—	25,200	$21,710	$21,710	$—	$—
SteadyMed Ltd.	59,406	28,534	(59,406)	28,534	$128,403	$162,373	$(74,181)	$—
Tandem Diabetes Care, Inc.	—	56,000	(1,800)	54,200	$1,193,484	$1,085,084	$24,966	$—
Zuora, Inc.	—	26,000	—	26,000	$707,200	$232,011	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	1,428,395	725,324	(148,960)	2,004,759	$17,641,640	$3,284,072	$95,299	$8,486
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	The cost of investments for federal tax purposes amounts to $109,125,330.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$106,043,272	$—	$535,742	$106,579,014
International	18,888,564	11,493,101	—	30,381,665
Preferred Stocks
Domestic	—	—	219,799	219,799
Debt Securities:
Corporate Bond	—	66,279	—	66,279
Warrants	—	323,729	—	323,729
Repurchase Agreement	—	31,474,000	—	31,474,000
TOTAL SECURITIES	$124,931,836	$43,357,109	$755,541	$169,044,486
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.16	$16.70	$17.42	$18.92	$19.22	$15.06
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.14)	(0.11)	(0.15)	(0.15)	(0.12)
Net realized and unrealized gain (loss)	2.73	4.54	0.56	1.44	1.91	5.76
TOTAL FROM INVESTMENT OPERATIONS	2.67	4.40	0.45	1.29	1.76	5.64
Less Distributions:
Distributions from net realized gain	(1.45)	(1.94)	(1.17)	(2.79)	(2.06)	(1.48)
Net Asset Value, End of Period	$20.38	$19.16	$16.70	$17.42	$18.92	$19.22
Total Return[2]	14.09%	28.33%	3.66%	6.37%	9.71%	40.12%
Ratios to Average Net Assets:
Net expenses	1.52%[3]	1.54%	1.54%[4]	1.53%[4]	1.53%[4]	1.53%[4]
Net investment income (loss)	(0.63)%[3]	(0.77)%	(0.67)%	(0.84)%	(0.83)%	(0.75)%
Expense waiver/reimbursement[5]	—%[3]	—%	0.03%	0.00%[6]	0.09%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$51,755	$47,985	$42,122	$46,450	$49,425	$53,392
Portfolio turnover	22%	44%	59%	60%	51%	71%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.54%, 1.53%, 1.53% and 1.53% for the years ended December 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.26	$16.04	$16.82	$18.39	$18.78	$14.79
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.17)	(0.14)	(0.19)	(0.19)	(0.16)
Net realized and unrealized gain (loss)	2.60	4.33	0.53	1.41	1.86	5.63
TOTAL FROM INVESTMENT OPERATIONS	2.52	4.16	0.39	1.22	1.67	5.47
Less Distributions:
Distributions from net realized gain	(1.45)	(1.94)	(1.17)	(2.79)	(2.06)	(1.48)
Net Asset Value, End of Period	$19.33	$18.26	$16.04	$16.82	$18.39	$18.78
Total Return[2]	13.95%	27.97%	3.42%	6.15%	9.43%	39.67%
Ratios to Average Net Assets:
Net expenses	1.77%[3]	1.79%	1.79%[4]	1.78%[4]	1.78%[4]	1.78%[4]
Net investment income (loss)	(0.87)%[3]	(1.02)%	(0.92)%	(1.07)%	(1.08)%	(1.00)%
Expense waiver/reimbursement[5]	—%[3]	—%	0.03%	0.00%[6]	0.09%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$117,880	$96,037	$78,870	$91,458	$69,369	$70,159
Portfolio turnover	22%	44%	59%	60%	51%	71%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.79%, 1.78%, 1.78% and 1.78% for the years ended December 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in repurchase agreements	$31,474,000
Investment in securities	137,570,486
Investment in securities, at value including $17,641,640 of investment in affiliated companies (identified cost $109,125,344)		$169,044,486
Cash		571
Cash denominated in foreign currencies (identified cost $127)		127
Income receivable		51,268
Income receivable from affiliated holdings		4,654
Receivable for investments sold		1,034,771
Receivable for shares sold		147,216
TOTAL ASSETS		170,283,093
Liabilities:
Payable for investments purchased	414,693
Payable for shares redeemed	145,023
Payable to adviser (Note 5)	12,083
Payable for administrative fees (Note 5)	745
Payable for portfolio accounting fees	27,764
Payable for distribution services fee (Note 5)	25,050
Accrued expenses (Note 5)	22,665
TOTAL LIABILITIES		648,023
Net assets for 8,637,399 shares outstanding		$169,635,070
Net Assets Consist of:
Paid-in capital		$98,362,971
Net unrealized appreciation		59,919,046
Accumulated net realized gain		12,189,542
Accumulated net investment income (loss)		(836,489)
TOTAL NET ASSETS		$169,635,070
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($51,755,074 ÷ 2,539,480 shares outstanding), no par value, unlimited shares authorized		$20.38
Service Shares:
Net asset value per share ($117,879,996 ÷ 6,097,919 shares outstanding), no par value, unlimited shares authorized		$19.33
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Dividends (including $8,486 received from affiliated companies, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $19,675)		$470,575
Interest		185,678
Net income on securities loaned		54,711
TOTAL INCOME		710,964
Expenses:
Investment adviser fee (Note 5)	$1,038,841
Administrative fee (Note 5)	64,036
Custodian fees	11,090
Transfer agent fee	7,511
Directors'/Trustees' fees (Note 5)	1,076
Auditing fees	16,563
Legal fees	3,357
Portfolio accounting fees	32,035
Distribution services fee (Note 5)	136,019
Printing and postage	18,467
Miscellaneous (Note 5)	17,712
TOTAL EXPENSES	1,346,707
Net investment income (loss)		(635,743)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $95,299 on sales of investments in affiliated companies)		12,341,418
Net realized gain on foreign currency transactions		2,281
Net realized gain on foreign exchange contracts		18
Net realized loss on futures contracts		(25,896)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $3,284,072 on investments in affiliated companies)		8,665,888
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency		(89)
Net change in unrealized depreciation of futures contracts		14,872
Net realized and unrealized gain on investments, futures contracts, foreign exchange contracts and foreign currency transactions		20,998,492
Change in net assets resulting from operations		$20,362,749
See Notes which are an integral part of the Financial Statements
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11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(635,743)	$(1,246,983)
Net realized gain	12,317,821	12,414,022
Net change in unrealized appreciation/depreciation	8,680,671	21,559,681
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,362,749	32,726,720
Distributions to Shareholders:
Distributions from net realized gain
Primary Shares	(3,543,669)	(4,734,296)
Service Shares	(7,812,619)	(9,289,863)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,356,288)	(14,024,159)
Share Transactions:
Proceeds from sale of shares	31,550,391	18,372,467
Net asset value of shares issued to shareholders in payment of distributions declared	11,356,277	14,024,145
Cost of shares redeemed	(26,300,112)	(28,069,059)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,606,556	4,327,553
Change in net assets	25,613,017	23,030,114
Net Assets:
Beginning of period	144,022,053	120,991,939
End of period (including accumulated net investment income (loss) of $(836,489) and $(200,746), respectively)	$169,635,070	$144,022,053
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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13

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
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14

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency risk and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At June 30, 2018, the fund had no outstanding Futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $305,829. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At June 30, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of June 30, 2018, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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15

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Forward Exchange Contracts	Total
Equity contracts	$(25,896)	$—	$(25,896)
Foreign exchange contracts	—	18	18
TOTAL	$(25,896)	$18	$(25,878)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$14,872
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	127,170	$2,575,527	195,640	$3,425,347
Shares issued to shareholders in payment of distributions declared	176,918	3,543,667	289,029	4,734,294
Shares redeemed	(269,279)	(5,477,373)	(502,213)	(8,803,914)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	34,809	$641,821	(17,544)	$(644,273)

	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,505,436	$28,974,864	890,081	$14,947,120
Shares issued to shareholders in payment of distributions declared	410,758	7,812,610	593,980	9,289,851
Shares redeemed	(1,077,742)	(20,822,739)	(1,142,552)	(19,265,145)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	838,452	$15,964,735	341,509	$4,971,826
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	873,261	$16,606,556	323,965	$4,327,553
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $109,125,330. The net unrealized appreciation of investments for federal tax purposes was $59,919,156. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $62,111,234 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,192,078. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended June 30, 2018, the Sub-Adviser earned a fee of $851,850.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$136,019
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2018, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2018, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $63,140 and $952,479, respectively.
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17

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$30,730,956
Sales	$39,566,593
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At June 30, 2018, the diversification of countries was as follows:
Country	Percentage of Net Assets
United States	82.4%
China	3.9%
Netherland	3.7%
Belgium	1.8%
Italy	1.7%
Brazil	1.6%
Other[1]	4.6%
1	Countries representing less than 1.0% have been aggregated under the designation “Other.”
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,140.90	$8.07
Service Shares	$1,000	$1,139.50	$9.39
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.30	$7.60
Service Shares	$1,000	$1,016.00	$8.85
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	1.52%
Service Shares	1.77%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Kaufmann Fund II (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Equity Management Company of Pennsylvania (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a Federated fund). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory and subadvisory contracts. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
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The Board's consideration of the investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's and sub-adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their extensive bottom-up approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory and subadvisory contracts.
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The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's
Semi-Annual Shareholder Report
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assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory and subadvisory contracts reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory and subadvisory contracts were appropriate.
The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be view. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Kaufmann Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2018
Share Class	Primary	Service

Federated Government Money Fund II

A Portfolio of Federated Insurance Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2018 through June 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At June 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	43.4%
U.S. Treasury Securities	3.8%
Repurchase Agreements	53.8%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At June 30, 2018, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.4%
8-30 Days	21.6%
31-90 Days	15.4%
91-180 Days	5.3%
181 Days or more	0.3%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—43.4%
$ 500,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.897% (1-month USLIBOR -0.085%), 7/1/2018	$499,987
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.941% (1-month USLIBOR -0.060%), 7/4/2018	299,989
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.956% (1-month USLIBOR -0.135%), 7/25/2018	250,000
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.967%—2.023% (1-month USLIBOR -0.080%), 7/13/2018 - 7/27/2018	499,967
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.972% (1-month USLIBOR -0.041%), 7/6/2018	200,000
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.981%—2.029% (1-month USLIBOR -0.065%), 7/12/2018 - 7/29/2018	499,989
750,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.007% (1-month USLIBOR -0.040%), 7/13/2018	749,990
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.016% (1-month USLIBOR -0.030%), 7/9/2018	250,000
250,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.043% (1-month USLIBOR -0.045%), 7/21/2018	249,997
300,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.066% (1-month USLIBOR -0.025%), 7/24/2018	299,993
500,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.132% (1-month USLIBOR +0.150%), 7/1/2018	500,644
1,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.147% (1-month USLIBOR +0.059%), 7/21/2018	1,000,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.254% (3-month USLIBOR +0.170%), 7/22/2018	200,325
385,000		Federal Farm Credit System, 1.700%, 9/15/2018	385,306
9,050,000	[2]	Federal Home Loan Bank System Discount Notes, 1.260%—1.980%, 7/6/2018 - 1/2/2019	9,024,402
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.870% (1-month USLIBOR -0.160%), 7/8/2018	250,000
2,450,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.876%—1.963% (1-month USLIBOR -0.125%), 7/4/2018 - 7/21/2018	2,450,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.881% (1-month USLIBOR -0.120%), 7/4/2018	500,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.930% (1-month USLIBOR -0.155%), 7/17/2018	1,000,000
2,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.935%—1.941% (1-month USLIBOR -0.150%), 7/16/2018 - 7/23/2018	2,000,000
1,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.937%—2.046% (1-month USLIBOR -0.045%), 7/1/2018 - 7/25/2018	1,499,969
1,100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.945% (1-month USLIBOR -0.140%), 7/16/2018	1,100,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.955% (1-month USLIBOR -0.050%), 7/5/2018	250,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.956% (1-month USLIBOR -0.090%), 7/9/2018	250,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.965% (1-month USLIBOR -0.065%), 7/8/2018	200,000
1,700,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.969%—1.976% (1-month USLIBOR -0.115%), 7/22/2018 - 7/25/2018	1,700,000
750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.986%—2.025% (1-month USLIBOR -0.060%), 7/11/2018 - 7/18/2018	750,000
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.991% (3-month USLIBOR -0.340%), 7/9/2018	500,000
750,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.004%—2.005% (1-month USLIBOR -0.080%), 7/19/2018 - 7/20/2018	750,004
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.015% (1-month USLIBOR -0.070%), 7/18/2018	200,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.029% (1-month USLIBOR -0.055%), 7/20/2018	250,000
800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.036%—2.037% (3-month USLIBOR -0.300%), 7/4/2018 - 10/3/2018	800,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.044% (1-month USLIBOR -0.040%), 7/22/2018	250,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.056% (1-month USLIBOR -0.035%), 7/23/2018	250,027
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.086% (3-month USLIBOR -0.250%), 9/28/2018	500,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.121% (3-month USLIBOR -0.210%), 7/9/2018	1,000,000
1,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.147%—2.170% (3-month USLIBOR -0.160%), 8/24/2018 - 8/30/2018	999,945
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.168% (3-month USLIBOR -0.185%), 8/10/2018	250,000
400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.186%—2.197% (3-month USLIBOR -0.140%), 9/19/2018 - 9/26/2018	400,105
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.212% (3-month USLIBOR -0.150%), 7/22/2018	250,000
6,415,000		Federal Home Loan Bank System, 0.625%—5.375%, 7/12/2018 - 12/14/2018	6,414,606
500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.110% (3-month USLIBOR -0.250%), 7/25/2018	500,000
2,068,000		Federal Home Loan Mortgage Corp., 0.875%—1.250%, 7/27/2018 - 12/14/2018	2,066,693
170,000		Federal National Mortgage Association, 0.750%, 7/27/2018	169,937
388,000		Tennessee Valley Authority, 1.750%, 10/15/2018	388,443
		TOTAL GOVERNMENT AGENCIES	42,800,318
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2

Principal Amount			Value
		U.S. TREASURIES—3.8%
		U.S. Treasury Bills—3.6%
$1,000,000	[2]	United States Treasury Bills, 1.830%, 8/30/2018	$996,950
500,000	[2]	United States Treasury Bills, 1.895%, 9/13/2018	498,052
1,100,000	[2]	United States Treasury Bills, 1.895%, 9/27/2018	1,094,905
1,000,000	[2]	United States Treasury Bills, 2.080%, 11/23/2018	991,622
		TOTAL	3,581,529
		U.S. Treasury Notes—0.2%
200,000	[1]	United States Treasury Floating Rate Notes, 1.942% (91-day T-Bill +0.033%), 7/3/2018	200,029
		TOTAL U.S. TREASURIES	3,781,558
		REPURCHASE AGREEMENTS—53.8%
15,000,000		Interest in $700,000,000 joint repurchase agreement 2.15%, dated 6/29/2018 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $700,125,417 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/16/2058 and the market value of those underlying securities was $719,841,736.	15,000,000
19,000,000		Interest in $2,200,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,200,388,667 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2060 and the market value of those underlying securities was $2,256,958,160.	19,000,000
4,000,000		Interest in $1,500,000,000 joint repurchase agreement 1.96%, dated 6/14/2018 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,502,368,333 on 7/13/2018. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2064 and the market value of those underlying securities was $1,536,543,985.	4,000,000
15,000,000		Interest in $2,380,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,380,420,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2057 and the market value of those underlying securities was $2,428,271,905.	15,000,000
		TOTAL REPURCHASE AGREEMENTS	53,000,000
		TOTAL INVESTMENT IN SECURITIES—101.0% (AT AMORTISED COST)[3]	99,581,876
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(988,230)
		TOTAL NET ASSETS—100%	$98,593,646
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of June 30, 2018, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017	Period Ended 12/31/2016[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.002	0.000[2]
Net realized gain	0.000[2]	0.004	—
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.006	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.006)	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.006)	(0.006)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.61%	0.56%	0.06%
Ratios to Average Net Assets:
Net expenses	0.38%[4]	0.38%	—%
Net investment income	0.20%[4]	0.17%	0.02%[4]
Expense waiver/reimbursement	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]	$0[5]	$0[5]
1	Reflects operations for the period from April 29, 2016 (date of initial investment) to December 31, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.003	0.000[1]	—	—	—
Net realized gain (loss)	0.000[1]	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.003	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.003)	(0.000)[1]	—	—	—
Distributions from net realized gain	—	—	—	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.003)	(0.000)[1]	(0.000)[1]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.49%	0.31%	0.00%	0.00%	0.00%	0.00%
Ratios to Average Net Assets:
Net expenses	0.63%[3]	0.63%	0.49%	0.34%	0.26%	0.27%
Net investment income	0.98%[3]	0.30%	0.00%[4]	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.09%[3]	0.07%	0.19%	0.40%	0.42%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,594	$93,719	$112,214	$139,170	$132,678	$154,973
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in repurchase agreements	$53,000,000
Investment in securities	46,581,876
Investment in securities, at amortized cost and fair value		$99,581,876
Cash		183,098
Income receivable		87,368
Receivable for shares sold		33,151
TOTAL ASSETS		99,885,493
Liabilities:
Payable for investments purchased	$800,000
Payable for shares redeemed	468,585
Payable to adviser (Note 5)	665
Payable for administrative fees (Note 5)	435
Payable for other service fees (Note 2 and 5)	19,754
Accrued expenses (Note 5)	2,408
TOTAL LIABILITIES		1,291,847
Net assets for 98,595,207 shares outstanding		$98,593,646
Net Assets Consist of:
Paid-in capital		$98,594,756
Accumulated net realized loss		(1,141)
Undistributed net investment income		31
TOTAL NET ASSETS		$98,593,646
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$98,593,546 ÷ 98,595,107 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Interest		$732,118
Expenses:
Investment adviser fee (Note 5)	$90,665
Administrative fee (Note 5)	36,327
Custodian fees	5,137
Transfer agent fee	2,622
Directors'/Trustees' fees (Note 5)	895
Auditing fees	12,031
Legal fees	3,827
Portfolio accounting fees	39,363
Other service fees (Notes 2 and 5)	112,034
Printing and postage	21,703
Miscellaneous (Note 5)	2,277
TOTAL EXPENSES	326,881
Waiver:
Waiver of investment adviser fee (Note 5)	$(40,371)
Net expenses		286,510
Net investment income		445,608
Net realized loss on investments		(199)
Change in net assets resulting from operations		$445,409
See Notes which are an integral part of the Financial Statements
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7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$445,608	$302,824
Net realized gain (loss)	(199)	7
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	445,409	302,831
Distributions to Shareholders:
Distributions from net investment income
Service Shares	(445,604)	(302,805)
Primary Shares	(0)[1]	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(445,604)	(302,806)
Share Transactions:
Proceeds from sale of shares	25,722,294	40,826,268
Net asset value of shares issued to shareholders in payment of distributions declared	445,604	302,806
Cost of shares redeemed	(21,293,123)	(59,624,139)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,874,775	(18,495,065)
Change in net assets	4,874,580	(18,495,040)
Net Assets:
Beginning of period	93,719,066	112,214,106
End of period (including undistributed net investment income of $31 and $27, respectively)	$98,593,646	$93,719,066
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $40,371 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Primary Shares and Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended June 30, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$112,034
For the six months ended June 30, 2018, the Fund's Primary Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	—	$—	—	$—

	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	25,722,294	$25,722,294	40,826,268	$40,826,268
Shares issued to shareholders in payment of distributions declared	445,604	445,604	302,806	302,806
Shares redeemed	(21,293,123)	(21,293,123)	(59,624,139)	(59,624,139)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	4,874,775	$4,874,775	(18,495,065)	$(18,495,065)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,874,775	$4,874,775	(18,495,065)	$(18,495,065)
Semi-Annual Shareholder Report
10

4. FEDERAL TAX INFORMATION
At December 31, 2017, the Fund had a capital loss carryforward of $942 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Short-Term	Long-Term	Total
$444	$498	$942
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the Adviser voluntarily waived $40,371 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2018, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or
Semi-Annual Shareholder Report
11

reimbursements) will not exceed 0.38% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $249,396.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,006.10	$1.89
Service Shares	$1,000	$1,004.90	$3.13
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,022.90	$1.91
Service Shares	$1,000	$1,021.70	$3.16
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.38%
Service Shares	0.63%
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13

Evaluation and Approval of Advisory Contract–May 2018
Federated Government Money Fund II (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its
Semi-Annual Shareholder Report
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particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment
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to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because
Semi-Annual Shareholder Report
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it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Money Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916751
CUSIP 313916504
G00433-05 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2018
Share Class	Primary	Service

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from January 1, 2018 through June 30, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
John B. Fisher, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.1%
Foreign Government Debt Securities	0.6%
Municipal Bond	0.2%
Collateralized Mortgage Obligation	0.1%
Mortgage-Backed Securities[2]	0.1%
Derivative Contracts[3,4]	(0.0)%
Cash Equivalents[5]	1.0%
Other Assets and Liabilities—Net[6]	0.9%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government-Sponsored Enterprises.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount			Value
		CORPORATE BONDS—97.1%
		Basic Industry - Chemicals—0.8%
$640,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$642,885
800,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	827,391
		TOTAL	1,470,276
		Basic Industry - Metals & Mining—2.3%
230,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	231,790
650,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	666,538
520,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	533,000
470,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	470,836
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,023,268
320,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	314,255
1,080,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,132,840
		TOTAL	4,372,527
		Capital Goods - Aerospace & Defense—2.3%
600,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	574,126
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	266,808
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	277,126
519,000		Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	544,301
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	386,343
270,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.50%, 11/23/2020	266,489
260,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	256,213
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	289,168
320,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	315,974
910,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.078%, (3-month USLIBOR +1.735%), 2/15/2042	830,375
295,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	301,644
		TOTAL	4,308,567
		Capital Goods - Building Materials—0.7%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	758,480
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	276,588
80,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	84,768
275,000		Masco Corp., Unsecd. Note, 4.45%, 4/1/2025	276,235
		TOTAL	1,396,071
		Capital Goods - Construction Machinery—0.4%
500,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	506,450
300,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	279,879
		TOTAL	786,329
		Capital Goods - Diversified Manufacturing—2.4%
750,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	717,448
430,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 4.625%, 1/7/2021	443,380
600,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	627,595
1,000,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	952,786
650,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	628,053
600,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	596,238
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	203,951
341,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	362,749
		TOTAL	4,532,200
		Capital Goods - Packaging—0.3%
25,000		WestRock Co., 7.65%, 3/15/2020	25,233
Semi-Annual Shareholder Report
2

Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—continued
$500,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 3.75%, 3/15/2025	$491,213
	TOTAL	516,446
	Communications - Cable & Satellite—2.4%
940,000	CCO Safari II LLC, 3.579%, 7/23/2020	940,322
567,000	CCO Safari II LLC, 4.464%, 7/23/2022	573,825
600,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	562,885
730,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	701,965
1,290,000	NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,333,331
400,000	Time Warner Cable, Inc., Sr. Unsecd. Note, 8.375%, 3/15/2023	465,790
	TOTAL	4,578,118
	Communications - Media & Entertainment—1.2%
300,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	298,551
750,000	CBS Corp., 3.70%, 8/15/2024	730,194
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.95%, 3/20/2023	478,524
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	237,129
500,000	S&P Global, Inc., Sr. Unsecd. Note, 3.30%, 8/14/2020	500,845
	TOTAL	2,245,243
	Communications - Telecom Wireless—0.9%
600,000	American Tower Corp., Sr. Unsecd. Note, 3.50%, 1/31/2023	590,639
300,000	Crown Castle International Corp., 3.15%, 7/15/2023	287,253
360,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	345,330
395,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	393,531
	TOTAL	1,616,753
	Communications - Telecom Wirelines—2.5%
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	689,405
450,000	AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	423,846
590,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	611,973
500,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	511,250
450,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	471,209
250,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	301,160
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	606,642
985,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,050,810
	TOTAL	4,666,295
	Consumer Cyclical - Automotive—3.9%
600,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	592,092
250,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.20%, 5/5/2020	245,251
700,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	690,924
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	484,850
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	244,836
650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.021%, 5/3/2019	644,750
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	594,573
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	495,773
920,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	893,875
300,000	General Motors Financial Co., Inc., 3.15%, 6/30/2022	291,831
550,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	547,557
500,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.20%, 7/6/2021	493,806
750,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.25%, 1/13/2020	739,480
475,000	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.65%, 7/13/2022	458,748
	TOTAL	7,418,346
Semi-Annual Shareholder Report
3

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Leisure—0.5%
$1,000,000	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	$1,043,025
	Consumer Cyclical - Lodging—0.2%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	466,312
	Consumer Cyclical - Retailers—2.3%
600,000	CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	595,206
250,000	CVS Health Corp., Sr. Unsecd. Note, 3.35%, 3/9/2021	249,866
580,000	CVS Health Corp., Sr. Unsecd. Note, 3.70%, 3/9/2023	574,707
1,290,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	1,274,469
600,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	595,069
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	446,289
560,000	WalMart, Inc., Sr. Unsecd. Note, 3.40%, 6/26/2023	564,353
	TOTAL	4,299,959
	Consumer Cyclical - Services—2.2%
500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	466,238
500,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.40%, 2/22/2023	482,039
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.15%, 8/22/2027	163,524
750,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.70%, 4/1/2027	736,760
350,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	367,611
370,000	University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	439,093
1,000,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	981,367
530,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	513,138
	TOTAL	4,149,770
	Consumer Non-Cyclical - Food/Beverage—7.4%
750,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	739,961
1,600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	1,568,400
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	496,181
500,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	501,344
900,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	920,373
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	717,489
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	313,036
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	358,271
330,000	General Mills, Inc., Sr. Unsecd. Note, 3.70%, 10/17/2023	326,906
500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	490,069
660,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	674,519
270,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	260,252
1,050,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,027,733
300,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	270,529
450,000	Maple Escrow Sub. Note, Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	452,816
410,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	395,977
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	478,326
600,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	597,677
540,000	Molson Coors Brewing Co., Sr. Unsecd. Note, 2.10%, 7/15/2021	518,156
520,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	496,460
750,000	PepsiCo, Inc., 2.75%, 3/5/2022	740,854
500,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.00%, 4/15/2021	487,640
380,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	362,174
240,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	231,885
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	57,817
500,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	514,324
	TOTAL	13,999,169
Semi-Annual Shareholder Report
4

Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—1.9%
$420,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	$412,981
940,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	937,626
500,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	483,924
740,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	723,457
340,000	Stryker Corp., Sr. Unsecd. Note, 2.00%, 3/8/2019	338,285
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	231,286
500,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.00%, 4/15/2023	486,520
	TOTAL	3,614,079
	Consumer Non-Cyclical - Pharmaceuticals—4.0%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 2.90%, 11/30/2021	295,576
300,000	Abbott Laboratories, Sr. Unsecd. Note, 3.40%, 11/30/2023	296,238
800,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	787,460
475,000	AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	469,325
300,000	AbbVie, Inc., Sr. Unsecd. Note, 3.60%, 5/14/2025	290,901
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	64,686
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	582,491
500,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	500,443
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 12/15/2025	201,463
890,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	882,666
180,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.90%, 9/15/2020	179,308
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	496,814
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	330,804
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	196,407
580,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.50%, 2/1/2025	571,567
220,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2026	217,346
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	835,321
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	482,907
	TOTAL	7,681,723
	Consumer Non-Cyclical - Products—1.0%
575,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.45%, 8/1/2022	551,391
250,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 3.15%, 4/1/2021	247,824
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	1,195,431
	TOTAL	1,994,646
	Consumer Non-Cyclical - Supermarkets—0.4%
610,000	Kroger Co., Bond, 6.90%, 4/15/2038	739,518
	Consumer Non-Cyclical - Tobacco—0.6%
290,000	BAT International Finance PLC, Sr. Unsecd. Note, Series 144A, 3.95%, 6/15/2025	283,729
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	489,446
360,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	440,222
	TOTAL	1,213,397
	Energy - Independent—1.3%
600,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	578,729
232,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	226,358
420,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.95%, 1/15/2023	405,512
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	480,813
250,000	Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 6/1/2024	252,281
475,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	467,800
	TOTAL	2,411,493
	Energy - Integrated—2.4%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	495,302
Semi-Annual Shareholder Report
5

Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.75%, 5/10/2023	$484,158
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	511,473
530,000	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	641,669
585,000	Husky Energy, Inc., 4.00%, 4/15/2024	584,821
800,000	Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	824,592
175,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	173,192
525,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	509,148
325,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	309,055
	TOTAL	4,533,410
	Energy - Midstream—3.9%
500,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	488,881
350,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	348,698
200,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	200,459
565,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	573,884
470,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.20%, 9/15/2023	469,730
460,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	460,996
280,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	290,817
1,600,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	1,662,494
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	291,212
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	342,537
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	377,332
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	334,322
540,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	516,654
310,000	Williams Partners LP, 5.25%, 3/15/2020	319,693
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.75%, 6/15/2027	283,691
380,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	384,949
	TOTAL	7,346,349
	Energy - Oil Field Services—0.6%
500,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	480,500
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	298,362
300,000	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	299,381
	TOTAL	1,078,243
	Energy - Refining—0.4%
215,000	Valero Energy Corp., 7.50%, 4/15/2032	275,508
335,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	401,486
	TOTAL	676,994
	Financial Institution - Banking—21.1%
500,000	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.70%, 3/3/2022	489,346
450,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	452,811
245,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	239,374
1,000,000	Bank of America Corp., Series L, 2.65%, 4/1/2019	999,054
250,000	Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	245,757
750,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	723,859
2,200,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 2.816%, 7/21/2023	2,127,827
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	466,352
300,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	291,200
550,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	540,181
600,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.05%, 3/9/2022	588,394
350,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.20%, 1/30/2023	340,141
500,000	Citigroup, Inc., 4.125%, 7/25/2028	479,081
Semi-Annual Shareholder Report
6

Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	$1,043,188
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	723,687
480,000		Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	456,177
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	485,254
150,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	154,164
1,160,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,168,683
480,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	501,586
300,000		Comerica, Inc., 3.80%, 7/22/2026	292,839
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 3.50%, 6/11/2021	499,809
500,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	482,786
630,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	606,296
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	982,994
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.00%, 4/26/2022	489,027
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	942,886
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	492,975
500,000		HSBC Bank USA, N.A., Sub. Note, Series BKNT, 4.875%, 8/24/2020	515,079
841,000		HSBC Bank USA, Inc., Sr. Unsecd. Note, 2.75%, 8/7/2020	834,728
1,000,000		HSBC Bank USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	979,644
500,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 2.375%, 3/10/2020	493,536
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.25%, 1/23/2020	493,738
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	487,493
1,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,034,660
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	977,018
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	991,121
500,000		JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.086%, 4/26/2021	498,941
510,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	487,756
250,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.50%, 6/18/2022	249,402
410,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.25%, 5/6/2019	407,838
2,440,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.940%, (3-month USLIBOR +0.640%), 12/1/2021	2,434,148
750,000		Morgan Stanley, Sec. Fac. Bond, 2.75%, 5/19/2022	726,756
500,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	481,559
970,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	1,026,059
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	488,177
250,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	259,476
1,000,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	1,004,582
500,000		PNC Bank, N.A., Sr. Unsecd. Note, 2.50%, 1/22/2021	491,019
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	886,441
250,000		State Street Corp., Sr. Unsecd. Note, 2.653%, 5/15/2023	243,092
700,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	687,110
500,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 3.00%, 2/2/2023	489,526
200,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	188,979
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	734,544
500,000		Wells Fargo & Co., Series MTN, 3.50%, 3/8/2022	498,494
620,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	572,881
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	1,459,102
500,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	491,901
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,203,507
		TOTAL	40,124,035
		Financial Institution - Broker/Asset Mgr/Exchange—1.4%
170,000		Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	177,813
Semi-Annual Shareholder Report
7

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$370,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	$371,571
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	216,408
200,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	207,882
193,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	207,373
390,000	Stifel Financial Corp., 4.25%, 7/18/2024	388,927
190,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	190,395
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	495,029
450,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	448,377
	TOTAL	2,703,775
	Financial Institution - Finance Companies—2.5%
463,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	493,713
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	498,202
250,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	240,138
1,966,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	1,921,370
600,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	581,950
960,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	998,687
	TOTAL	4,734,060
	Financial Institution - Insurance - Health—0.6%
750,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	745,068
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	405,315
	TOTAL	1,150,383
	Financial Institution - Insurance - Life—1.4%
800,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	804,376
290,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	297,367
172,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	269,553
617,000	MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	640,987
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	491,039
235,000	Principal Life Global Funding II, Series 144A, 2.20%, 4/8/2020	231,345
	TOTAL	2,734,667
	Financial Institution - Insurance - P&C—1.0%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	196,858
680,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	715,175
250,000	Chubb INA Holdings, Inc., 2.30%, 11/3/2020	244,469
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	295,737
300,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	470,811
	TOTAL	1,923,050
	Financial Institution - REIT - Apartment—0.7%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	379,078
550,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	542,632
300,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	308,810
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 9/1/2026	183,633
	TOTAL	1,414,153
	Financial Institution - REIT - Healthcare—0.9%
960,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,005,083
500,000	Healthcare Trust of America, 3.70%, 4/15/2023	491,902
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	299,829
	TOTAL	1,796,814
	Financial Institution - REIT - Office—0.7%
500,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	496,085
450,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	464,686
Semi-Annual Shareholder Report
8

Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$480,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	$457,442
	TOTAL	1,418,213
	Financial Institution - REIT - Other—0.4%
300,000	ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	309,379
450,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	455,079
	TOTAL	764,458
	Financial Institution - REIT - Retail—0.7%
396,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	393,824
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	98,551
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	448,459
421,000	Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	433,041
	TOTAL	1,373,875
	Municipal Services—1.0%
868,130	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	977,939
735,000	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	838,396
	TOTAL	1,816,335
	Sovereign—0.5%
320,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	331,837
510,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	636,324
	TOTAL	968,161
	Technology—5.4%
500,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	492,187
650,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	626,433
400,000	Apple, Inc., Sr. Unsecd. Note, 3.20%, 5/13/2025	391,212
125,000	Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	130,958
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	336,694
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	222,833
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	265,217
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	405,948
345,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	333,052
80,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.95%, 6/15/2023	79,654
83,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	82,824
119,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	119,181
670,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	660,694
250,000	Intel Corp., Sr. Unsecd. Note, 2.45%, 7/29/2020	248,508
500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	503,568
460,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	465,964
1,500,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	1,439,881
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	694,286
300,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	297,074
190,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	187,966
250,000	Oracle Corp., Sr. Unsecd. Note, 2.80%, 7/8/2021	248,365
750,000	Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	743,349
190,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.10%, 5/20/2020	189,890
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	296,390
350,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	352,590
260,000	Total System Services, Inc., Sr. Unsecd. Note, 4.45%, 6/1/2028	258,974
195,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	198,726
	TOTAL	10,272,418
Semi-Annual Shareholder Report
9

Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Airlines—0.0%
$54,603	Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	$55,083
	Transportation - Railroads—1.0%
23,894	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	24,820
1,100,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,108,473
850,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	819,470
	TOTAL	1,952,763
	Transportation - Services—0.5%
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	493,110
125,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	120,802
280,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.80%, 3/1/2022	273,077
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	149,897
	TOTAL	1,036,886
	Utility - Electric—6.1%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	310,966
420,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	415,043
880,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	857,241
500,000	Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	496,941
210,000	Consolidated Edison Co., Sr. Unsecd. Note, 2.00%, 5/15/2021	202,764
250,000	Duke Energy Corp., Sr. Unsecd. Note, 1.80%, 9/1/2021	239,357
500,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	479,866
1,000,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	983,750
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	175,305
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	448,110
270,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	257,822
240,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	218,977
235,000	Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	241,371
600,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	579,707
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.95%, 2/7/2024	135,272
900,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	893,189
366,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	364,266
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	288,799
110,000	NiSource Finance Corp., Sr. Unsecd. Note, 2.65%, 11/17/2022	106,400
500,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.49%, 5/15/2027	479,490
590,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	599,413
425,000	PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	433,460
250,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	237,927
530,000	Southern Co., Sr. Unsecd. Note, 1.85%, 7/1/2019	524,861
250,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	234,993
230,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	236,378
800,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	819,519
450,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	442,432
	TOTAL	11,703,619
	Utility - Natural Gas—1.8%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	236,957
1,000,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	1,012,499
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	591,772
600,000	Sempra Energy, Sr. Unsecd. Note, 1.625%, 10/7/2019	588,850
250,000	Sempra Energy, Sr. Unsecd. Note, 2.90%, 2/1/2023	242,874
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	300,225
Semi-Annual Shareholder Report
10

Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$500,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	$494,199
	TOTAL	3,467,376
	Utility - Natural Gas Distributor—0.2%
450,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	423,497
	TOTAL CORPORATE BONDS (IDENTIFIED COST $186,792,136)	184,988,879
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
880	Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	1,020
	Federal National Mortgage Association—0.0%
20	Federal National Mortgage Association, Pool 50276, 9.50%, 2/1/2020	21
	Government National Mortgage Association—0.1%
2,404	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	2,605
2,739	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	3,022
3,824	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	4,273
5,576	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	6,163
8,529	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	9,426
244	Government National Mortgage Association, Pool 276337, 10.00%, 8/15/2019	251
5,713	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	6,431
1,454	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	1,626
3,844	Government National Mortgage Association, Pool 3040, 7.00%, 2/20/2031	4,348
13,449	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	15,105
10,101	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	11,377
21,028	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	23,712
1,078	Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	1,183
4,983	Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	5,818
	TOTAL	95,340
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $85,948)	96,381
	MUNICIPAL BOND—0.2%
	Municipal Services—0.2%
410,000	Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 1/1/2042 (IDENTIFIED COST $410,000)	381,230
	FOREIGN GOVERNMENTS/AGENCIES—0.6%
	Sovereign—0.6%
225,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	229,613
900,000	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	926,528
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,124,272)	1,156,141
	COLLATERALIZED MORTGAGE OBLIGATION—0.1%
	Commercial Mortgage—0.1%
135,594	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.477%, 8/15/2039 (IDENTIFIED COST $134,538)	135,054
Semi-Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENT—1.0%
$1,950,000	Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (IDENTIFIED COST $1,950,000)	$1,950,000
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $190,496,894)[2]	188,707,685
	OTHER ASSETS AND LIABILITIES - NET—0.9%[3]	1,777,999
	TOTAL NET ASSETS—100%	$190,485,684
At June 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury Note 10-Year Long Futures	139	$16,706,063	September 2018	$156,068
4U.S. Treasury Long Bond Short Futures	45	$6,525,000	September 2018	$(163,538)
4U.S. Treasury Ultra Bond Short Futures	16	$2,553,000	September 2018	$(81,161)
4U.S. Treasury Note 2-Year Short Futures	15	$3,177,422	September 2018	$(3,315)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(91,946)
Net Unrealized Appreciation (Depreciation) on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
12

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$184,933,796	$55,083	$184,988,879
Mortgage-Backed Securities	—	96,381	—	96,381
Municipal Bond	—	381,230	—	381,230
Foreign Governments/Agencies	—	1,156,141	—	1,156,141
Collateralized Mortgage Obligations	—	135,054	—	135,054
Repurchase Agreement	—	1,950,000	—	1,950,000
TOTAL SECURITIES	$—	$188,652,602	$55,083	$188,707,685
Other Financial Instruments[1]
Assets	$156,068	$—	$—	$156,068
Liabilities	(248,014)	—	—	(248,014)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(91,946)	$—	$—	$(91,946)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Note
GMTN	—Global Medium Term Note
GO	—General Obligation
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.05	$10.98	$10.97	$11.42	$11.43	$11.80
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.31	0.34	0.37	0.40	0.41
Net realized and unrealized gain (loss)	(0.32)	0.12	0.07	(0.39)	0.03	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	(0.17)	0.43	0.41	(0.02)	0.43	0.12
Less Distributions:
Distributions from net investment income	(0.33)	(0.36)	(0.40)	(0.43)	(0.44)	(0.49)
Net Asset Value, End of Period	$10.55	$11.05	$10.98	$10.97	$11.42	$11.43
Total Return[2]	(1.53)%	4.04%	3.82%	(0.24)%	3.79%	1.04%
Ratios to Average Net Assets:
Net expenses	0.74%[3]	0.74%	0.73%	0.73%	0.73%	0.73%
Net investment income	2.80%[3]	2.81%	3.10%	3.30%	3.53%	3.55%
Expense waiver/reimbursement[4]	0.07%[3]	0.06%	0.07%	0.05%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$169,713	$185,026	$188,831	$198,990	$220,355	$230,647
Portfolio turnover	10%	27%	26%	17%	18%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.01	$10.94	$10.93	$11.37	$11.38	$11.75
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.31	0.34	0.38	0.38
Net realized and unrealized gain (loss)	(0.32)	0.12	0.07	(0.38)	0.01	(0.29)
TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.40	0.38	(0.04)	0.39	0.09
Less Distributions:
Distributions from net investment income	(0.30)	(0.33)	(0.37)	(0.40)	(0.40)	(0.46)
Net Asset Value, End of Period	$10.53	$11.01	$10.94	$10.93	$11.37	$11.38
Total Return[2]	(1.62)%	3.75%	3.53%	(0.44)%	3.51%	0.75%
Ratios to Average Net Assets:
Net expenses	0.99%[3]	0.99%	0.98%	0.98%	0.98%	0.98%
Net investment income	2.55%[3]	2.56%	2.86%	3.04%	3.29%	3.29%
Expense waiver/reimbursement[4]	0.07%[3]	0.06%	0.07%	0.05%	0.04%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,773	$22,596	$23,920	$27,977	$33,857	$38,536
Portfolio turnover	10%	27%	26%	17%	18%	23%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $190,496,894)		$188,707,685
Cash		218
Restricted cash (Note 2)		63,954
Income receivable		1,890,438
Receivable for shares sold		17,898
Receivable for daily variation margin on futures contracts		1,087
TOTAL ASSETS		190,681,280
Liabilities:
Payable for shares redeemed	$133,661
Payable for investment adviser fees (Note 5)	5,530
Payable for administrative fees (Note 5)	838
Payable for auditing fees	12,853
Payable for portfolio accounting fees	29,165
Payable for distribution services fee (Note 5)	4,287
Accrued expenses (Note 5)	9,262
TOTAL LIABILITIES		195,596
Net assets for 18,060,934 shares outstanding		$190,485,684
Net Assets Consist of:
Paid-in capital		$189,746,242
Net unrealized depreciation		(1,881,155)
Accumulated net realized loss		(68,377)
Undistributed net investment income		2,688,974
TOTAL NET ASSETS		$190,485,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($169,712,593 ÷ 16,088,591 shares outstanding), no par value, unlimited shares authorized		$10.55
Service Shares:
Net asset value per share ($20,773,091 ÷ 1,972,343 shares outstanding), no par value, unlimited shares authorized		$10.53
See Notes which are an integral part of the Financial Statements
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16

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Interest		$3,438,447
Expenses:
Investment adviser fee (Note 5)	$581,965
Administrative fee (Note 5)	77,725
Custodian fees	5,944
Transfer agent fee	9,559
Directors'/Trustees' fees (Note 5)	1,344
Auditing fees	12,853
Legal fees	3,827
Portfolio accounting fees	43,132
Distribution services fee (Note 5)	26,818
Printing and postage	38,617
Miscellaneous (Note 5)	12,281
TOTAL EXPENSES	814,065
Waiver:
Waiver of investment adviser fee (Note 5)	$(66,455)
Net expenses		747,610
Net investment income		2,690,837
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments		(285,436)
Net realized gain on foreign currency transactions		170
Net realized gain on futures contracts		150,314
Net change in unrealized appreciation of investments		(5,599,452)
Net change in unrealized depreciation of futures contracts		(25,223)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions		(5,759,627)
Change in net assets resulting from operations		$(3,068,790)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,690,837	$5,883,584
Net realized gain (loss)	(134,952)	980,431
Net change in unrealized appreciation/depreciation	(5,624,675)	1,451,894
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,068,790)	8,315,909
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(5,280,660)	(6,150,393)
Service Shares	(603,797)	(704,143)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,884,457)	(6,854,536)
Share Transactions:
Proceeds from sale of shares	6,844,431	14,911,393
Net asset value of shares issued to shareholders in payment of distributions declared	5,884,454	6,854,533
Cost of shares redeemed	(20,912,462)	(28,355,851)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,183,577)	(6,589,925)
Change in net assets	(17,136,824)	(5,128,552)
Net Assets:
Beginning of period	207,622,508	212,751,060
End of period (including undistributed net investment income of $2,688,974 and $5,882,594, respectively)	$190,485,684	$207,622,508
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $66,455 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $14,472,891 and $12,385,719, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(91,946)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$150,314

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(25,223)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	615,791	$6,614,509	1,108,844	$12,178,568
Shares issued to shareholders in payment of distributions declared	501,963	5,280,660	572,662	6,150,393
Shares redeemed	(1,778,566)	(19,225,535)	(2,130,443)	(23,413,689)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(660,812)	$(7,330,366)	(448,937)	$(5,084,728)

	Six Months Ended 6/30/2018		Year Ended 12/31/2017
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	21,150	$229,922	250,406	$2,732,825
Shares issued to shareholders in payment of distributions declared	57,450	603,794	65,623	704,140
Shares redeemed	(158,025)	(1,686,927)	(450,145)	(4,942,162)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(79,425)	$(853,211)	(134,116)	$(1,505,197)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(740,237)	$(8,183,577)	(583,053)	$(6,589,925)
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $190,496,894. The net unrealized depreciation of investments for federal tax purposes was $1,881,155. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,970,566 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,851,721. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the Adviser voluntarily waived $66,455 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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22

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$26,818
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the six months ended June 30, 2018, the Fund's Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.73% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended June 30, 2018, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $207,028.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$18,453,435
Sales	$28,334,553
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$984.70	$3.64
Service Shares	$1,000	$983.80	$4.87
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.10	$3.71
Service Shares	$1,000	$1,019.90	$4.96
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:

Primary Shares	0.74%
Service Shares	0.99%
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Evaluation and Approval of Advisory Contract–May 2018
Federated Quality Bond Fund II (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its
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particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's contractual advisory fee rate and other expenses relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to
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its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because
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it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Quality Bond Fund II

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Insurance Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 23, 2018